SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                     ---------

    Post-Effective Amendment No.         9        (File No. 333-82149)       [X]
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             11       (File No. 811-7195)              [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                                  55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3678
--------------------------------------------------------------------------------

     Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on April 30, 2004 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


APRIL 30, 2004


AMERICAN EXPRESS(R)

GALAXY PREMIER
VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474


           Telephone: (800) 333-3437
           (Home Office)

           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


NEW GALAXY PREMIER VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    Fidelity(R) Variable Insurance Products - Service Class

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class
     2

-    Janus Aspen Series: Service Shares

-    Liberty Variable Investment Trust

-    MFS(R) Variable Insurance Trust(SM)

-    Putnam Variable Trust - Class IB Shares

-    SteinRoe Variable Investment Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


       AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                 3
THE CONTRACT IN BRIEF                                     4
EXPENSE SUMMARY                                           6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)              10
FINANCIAL STATEMENTS                                     16
THE VARIABLE ACCOUNT AND THE FUNDS                       16
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                     21
THE ONE-YEAR FIXED ACCOUNT                               23
BUYING YOUR CONTRACT                                     23
CHARGES                                                  25
VALUING YOUR INVESTMENT                                  28
MAKING THE MOST OF YOUR CONTRACT                         30
WITHDRAWALS                                              34
TSA -- SPECIAL WITHDRAWAL PROVISIONS                     34
CHANGING OWNERSHIP                                       35
BENEFITS IN CASE OF DEATH                                35
OPTIONAL BENEFITS                                        37
THE ANNUITY PAYOUT PERIOD                                41
TAXES                                                    43
VOTING RIGHTS                                            45
SUBSTITUTION OF INVESTMENTS                              46
ABOUT THE SERVICE PROVIDERS                              46
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE    48
ADDITIONAL INFORMATION                                   55
EXPERTS                                                  55
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                  56
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                    72


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates declared for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code


-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract as a qualified annuity to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 16)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 21 and p. 23)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (p. 23)


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY-- PROSPECTUS

MINIMUM ADDITIONAL PURCHASE PAYMENTS:

      $50 for Systematic Investment Plans (SIPs).

      $100 for all other payment plans.


MAXIMUM TOTAL PURCHASE PAYMENTS*:
      $1,000,000 for issue ages through 85.

      $100,000 for issue ages 86 to 90.


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 31)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 591/2) and may have other tax consequences. Certain other restrictions may apply. (p. 34)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 35)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 35)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 37)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 41)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 43)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority.

CHARGES: We assess certain charges in connection with your contract (p. 25):


-    $30 annual contract administrative charge(1);

- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- if you select Return of Purchase Payments (ROP) Death Benefit, a 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select Maximum Anniversary Value (MAV) Death Benefit(2), a 1.10% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select the Benefit Protector(SM) Death Benefit Rider(3) (Benefit Protector), an annual fee of 0.25% of the contract value;


- if you select the Benefit Protector(SM) Plus Death Benefit Rider(3) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;


-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-    the operating expenses of the funds in which the subaccounts invest.


(1) Some states limit the amount of the contract charge allocated to the fixed account.
(2) Available if you and the annuitant are 78 or younger at contract issue.
(3) Available if you and the annuitant are 75 or younger at contract issue. May not be available in all states.


       AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

                       YEARS FROM PURCHASE                       WITHDRAWAL CHARGE
                         PAYMENT RECEIPT                            PERCENTAGE
                                1                                        8%
                                2                                        8
                                3                                        7
                                4                                        6
                                5                                        5
                                6                                        4
                                7                                        2
                                Thereafter                               0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

The death benefit you select determines the fees you pay.



                                                              ROP DEATH BENEFIT            MAV DEATH BENEFIT
VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                               0.15%                        0.15%
MORTALITY AND EXPENSE RISK FEE                                       1.00                         1.10
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                               1.15%                        1.25%



OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                      $  30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                           0.25%*
(As a percentage of the contract value charged annually on the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                 0.40%*
(As a percentage of the contract value charged annually on the contract anniversary.)


* This fee apples only if you elect this optional feature.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                    MINIMUM               MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements           .64%                  2.04%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                    GROSS TOTAL
                                                                       MANAGEMENT      12b-1          OTHER           ANNUAL
                                                                          FEES          FEES         EXPENSES        EXPENSES
AXP(R) Variable Portfolio
      Cash Management Fund                                                .51%          .13%           .06%           .70%(1)
      Diversified Equity Income Fund                                      .53           .13            .10            .76(1)
      Emerging Markets Fund                                              1.13           .13            .78           2.04(2)
      High Yield Bond Fund                                                .62           .13            .08            .83(1)
      Managed Fund                                                        .61           .13            .06            .80(1)
      NEW DIMENSIONS FUND(R)                                              .62           .13            .07            .82(1)
      S&P 500 Index Fund                                                  .29           .13            .22            .64(2)
      Small Cap Advantage Fund                                            .81           .13            .25           1.19(1)
AIM V.I.
      AIM V.I. Capital Appreciation Fund, Series I Shares                 .61            --            .24            .85(3)
      AIM V.I. Premier Equity Fund, Series I Shares                       .61            --            .24            .85(3)
Fidelity(R) VIP
      Balanced Portfolio Service Class                                    .43           .10            .16            .69(4)
      Growth & Income Portfolio Service Class                             .48           .10            .11            .69(4)
      Mid Cap Portfolio Service Class                                     .58           .10            .12            .80(4)
FTVIPT
      Franklin Small Cap Fund - Class 2                                   .51           .25            .29           1.05(5),(6)
      Mutual Shares Securities Fund - Class 2                             .60           .25            .20           1.05(5)
      Templeton Foreign Securities Fund - Class 2                         .69           .25            .22           1.16(6)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                         .65           .25            .20           1.10(7)
      Growth Portfolio: Service Shares                                    .65           .25            .02            .92(7)
      Mid Cap Growth Portfolio: Service Shares                            .65           .25            .02            .92(7)
Liberty
      Columbia High Yield Fund, Variable Series, Class A                  .60            --            .31            .91(8)
      Liberty Equity Fund, Variable Series, Class A                       .82            --            .14            .96(9)
MFS(R)
      Investors Trust Series - Service Class                              .75           .25            .12           1.12(10)
      New Discovery Series - Service Class                                .90           .25            .14           1.29(10),(11)
      Total Return Series - Service Class                                 .75           .25            .09           1.09(10)
      Utilities Series - Service Class                                    .75           .25            .17           1.17(10),(11)


       AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                      GROSS TOTAL
                                                                          MANAGEMENT       12b-1          OTHER          ANNUAL
                                                                             FEES          FEES          EXPENSES       EXPENSES
Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares                      .48%          .25%           .05%           .78%(12)
      Putnam VT International Equity Fund - Class IB Shares                   .76           .25            .18           1.19(12)
      Putnam VT Vista Fund - Class IB Shares                                  .65           .25            .11           1.01(12)
SteinRoe Variable Trust
      Liberty Asset Allocation Fund, Variable Series, Class A                 .60            --            .16            .76(13)
      Liberty Federal Securities Fund, Variable Series, Class A               .55            --            .11            .66(14)
      Liberty Small Company Growth Fund, Variable Series, Class A             .65            --            .18            .83(15)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contract and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.
(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.
(3) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.
(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.
(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.04%) and 1.01% for FTVIPT Franklin Small Cap Fund - Class 2 and (0.04%) and 1.12% for FTVIPT Templeton Foreign Securities Fund - Class 2.
(7) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(8) Management fees have been restated to reflect the discontinuance of the administration fee for the Fund effective Nov. 1, 2003. The Fund's advisor has voluntarily agreed to waive 0.27% of other expenses. If this waiver were reflected in the table, other expenses would be 0.04% and gross total annual expenses would be 0.64%. This arrangement may be modified or terminated by the advisor at any time.
(9) Management fees have been restated to reflect the discontinuance of the administration fee for the Fund effective Nov. 1, 2003. The Fund pays a management fee of 0.75% and an administration fee of 0.07%. The Fund's advisor has voluntarily agreed to waive 0.02% of other expenses. If this waiver were reflected in the table, other expenses would be 0.12% and gross total annual expenses would be 0.94%. This arrangement may be modified or terminated by the advisor at any time.
(10) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class share (these fees are referred to as distribution fees). (11) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.28% for New Discovery Series and 1.16% for Utilities Series.
(12) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.
(13) The Fund pays a management fee of 0.45% and an administration fee of 0.15%. The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the gross total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. If this waiver were reflected in the table, other expenses would be 0.15% and gross total annual expenses would be 0.75%. This arrangement may be modified or terminated by the advisor at any time.
(14) The Fund pays a management fee of 0.40% and an administration fee of 0.15%.
(15) The Fund pays a management fee of 0.50% and an administration fee of 0.15%. The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the gross total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80%. If this waiver were reflected in the table, the management fees would be 0.63%, other expenses would be 0.17% and gross total annual expenses would be 0.80%. This arrangement may be modified or terminated by the advisor at any time.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you selected the MAV death benefit and the optional Benefit Protector Plus. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                     IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                       IF YOU WITHDRAW YOUR CONTRACT                OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                   AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
                                  1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                $1,181.20    $1,857.23   $2,451.82   $4,022.36    $381.20    $1,157.23   $1,951.82   $4,022.36



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you selected the optional ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                        IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                                IF YOU WITHDRAW YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                           AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
                                           1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                          $986.45    $1,277.06  $1,492.56  $2,150.80   $186.45    $577.06    $992.56   $2,150.80



* In these examples, the $30 contract administrative charge is approximated as a .029% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


        AMERICAN EXPRESS(R)GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                 2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (11/11/1999)
Accumulation unit value at beginning of period                                     $  1.08   $  1.08   $  1.05   $  1.01   $  1.00
Accumulation unit value at end of period                                           $  1.07   $  1.08   $  1.08   $  1.05   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                 72       161       284        --        --
*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2003
WERE (0.73%) AND (0.72%), RESPECTIVELY

SUBACCOUNT PDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.81   $  1.01   $  1.00   $  1.02   $  1.00
Accumulation unit value at end of period                                           $  1.13   $  0.81   $  1.01   $  1.00   $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                 25        25        26        --        --

SUBACCOUNT PEMK2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.84   $  0.90   $  0.92   $  1.00        --
Accumulation unit value at end of period                                           $  1.17   $  0.84   $  0.90   $  0.92        --
Number of accumulation units outstanding at end of period (000 omitted)                 18        27        11        --        --

SUBACCOUNT PEXI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.89   $  0.96   $  0.92   $  1.03   $  1.00
Accumulation unit value at end of period                                           $  1.10   $  0.89   $  0.96   $  0.92   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                 81        96        40        --        --

SUBACCOUNT PMGD2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.79   $  0.92   $  1.04   $  1.08   $  1.00
Accumulation unit value at end of period                                           $  0.94   $  0.79   $  0.92   $  1.04   $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                122       135       173         1        --

SUBACCOUNT PNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.66   $  0.85   $  1.04   $  1.15   $  1.00
Accumulation unit value at end of period                                           $  0.81   $  0.66   $  0.85   $  1.04   $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                294       339        58         9        --

SUBACCOUNT PSPF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.63   $  0.82   $  0.94   $  1.00        --
Accumulation unit value at end of period                                           $  0.79   $  0.63   $  0.82   $  0.94        --
Number of accumulation units outstanding at end of period (000 omitted)                418       377       162        --        --
SUBACCOUNT PSCA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.87   $  1.06   $  1.15   $  1.11   $  1.00
Accumulation unit value at end of period                                           $  1.27   $  0.87   $  1.06   $  1.15   $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                 27        32        11        --        --

SUBACCOUNT PCAP2 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.63   $  0.84   $  1.11   $  1.26   $  1.00
Accumulation unit value at end of period                                           $  0.81   $  0.63   $  0.84   $  1.11   $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                150       131        78        29        --

SUBACCOUNT PVAL2 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.56   $  0.81   $  0.94   $  1.11   $  1.00
Accumulation unit value at end of period                                           $  0.69   $  0.56   $  0.81   $  0.94   $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                405       422       274        --        --

SUBACCOUNT PCHY2 (INVESTING IN SHARES OF COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A) (10/23/2000)
Accumulation unit value at beginning of period                                     $  1.08   $  1.07   $  1.02   $  1.00        --
Accumulation unit value at end of period                                           $  1.21   $  1.08   $  1.07   $  1.02        --
Number of accumulation units outstanding at end of period (000 omitted)                 98       112        72        --        --

SUBACCOUNT PBAL2 (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.84   $  0.93   $  0.96   $  1.02   $  1.00
Accumulation unit value at end of period                                           $  0.98   $  0.84   $  0.93   $  0.96   $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                 65        68        59        --        --


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGRI2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.72   $  0.88   $  0.98   $  1.03   $  1.00
Accumulation unit value at end of period                                           $  0.89   $  0.72   $  0.88   $  0.98   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                157       145        90         3        --

SUBACCOUNT PMDC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                     $  1.39   $  1.56   $  1.63   $  1.24   $  1.00
Accumulation unit value at end of period                                           $  1.90   $  1.39   $  1.56   $  1.63   $  1.24
Number of accumulation units outstanding at end of period (000 omitted)                268       298       202        11        --

SUBACCOUNT PSMC2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.71   $  1.01   $  1.21   $  1.43   $  1.00
Accumulation unit value at end of period                                           $  0.97   $  0.71   $  1.01   $  1.21   $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                495       546       261        21        --

SUBACCOUNT PMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                     $  1.07   $  1.22   $  1.16   $  1.03   $  1.00
Accumulation unit value at end of period                                           $  1.32   $  1.07   $  1.22   $  1.16   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                281       285        63         5        --

SUBACCOUNT PINT2 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.73   $  0.90   $  1.09   $  1.13   $  1.00
Accumulation unit value at end of period                                           $  0.95   $  0.73   $  0.90   $  1.09   $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                102        89        29        12        --

SUBACCOUNT PJGT2 (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.26   $  0.45   $  0.72   $  1.00        --
Accumulation unit value at end of period                                           $  0.38   $  0.26   $  0.45   $  0.72        --
Number of accumulation units outstanding at end of period (000 omitted)                 88        89        27        --        --

SUBACCOUNT PJGP2 (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.47   $  0.64   $  0.87   $  1.00        --
Accumulation unit value at end of period                                           $  0.61   $  0.47   $  0.64   $  0.87        --
Number of accumulation units outstanding at end of period (000 omitted)                221       283       239        --        --

SUBACCOUNT PJAG2 (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.32   $  0.46   $  0.76   $  1.00        --
Accumulation unit value at end of period                                           $  0.43   $  0.32   $  0.46   $  0.76        --
Number of accumulation units outstanding at end of period (000 omitted)                345       312       188        --        --

SUBACCOUNT PLAA2 (INVESTING IN SHARES OF LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A*) (4/7/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --        --
Accumulation unit value at end of period                                           $  1.20        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                222        --        --        --        --
*GALAXY VIP ASSET ALLOCATION MERGED INTO LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES AS OF APRIL 7, 2003.

SUBACCOUNT PEQU2 (INVESTING IN SHARES OF LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A*) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.55   $  0.77   $  0.95   $  1.00        --
Accumulation unit value at end of period                                           $  0.68   $  0.55   $  0.77   $  0.95        --
Number of accumulation units outstanding at end of period (000 omitted)                625       343       309         2        --
*GALAXY VIP GROWTH AND INCOME FUND MERGED INTO LIBERTY EQUITY FUND, VARIABLE SERIES AS OF APRIL 14, 2003.

SUBACCOUNT PLFS2 (INVESTING IN SHARES OF LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A*) (4/7/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --        --
Accumulation unit value at end of period                                           $  1.01        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                359        --        --        --        --
*GALAXY VIP QUALITY PLUS BOND FUND MERGED INTO LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES AS OF APRIL 7, 2003.

SUBACCOUNT PLSC2 (INVESTING IN SHARES OF LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A*) (4/14/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --        --
Accumulation unit value at end of period                                           $  1.50        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 49        --        --        --        --
*GALAXY VIP SMALL COMPANY GROWTH FUND MERGED INTO LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES AS OF APRIL 14, 2003.


       AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                 2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSGI2 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.64   $  0.82   $  0.99   $  1.00        --
Accumulation unit value at end of period                                           $  0.77   $  0.64   $  0.82   $  0.99        --
Number of accumulation units outstanding at end of period (000 omitted)                193       194       110        --        --

SUBACCOUNT PSND2 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.59   $  0.87   $  0.93   $  1.00        --
Accumulation unit value at end of period                                           $  0.77   $  0.59   $  0.87   $  0.93        --
Number of accumulation units outstanding at end of period (000 omitted)                 43        42        11        --        --

SUBACCOUNT PSTR2 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.98   $  1.05   $  1.06   $  1.00        --
Accumulation unit value at end of period                                           $  1.13   $  0.98   $  1.05   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)                696       688       248         2        --

SUBACCOUNT PSUT2 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.57   $  0.75   $  1.01   $  1.00        --
Accumulation unit value at end of period                                           $  0.77   $  0.57   $  0.75   $  1.01        --
Number of accumulation units outstanding at end of period (000 omitted)                143       140        61        --        --

SUBACCOUNT PGIN2 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.77   $  0.96   $  1.03   $  0.97   $  1.00
Accumulation unit value at end of period                                           $  0.96   $  0.77   $  0.96   $  1.03   $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                363       405       320        59        --

SUBACCOUNT PIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.73   $  0.90   $  1.15   $  1.29   $  1.00
Accumulation unit value at end of period                                           $  0.93   $  0.73   $  0.90   $  1.15   $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                179       219       173        30        --

SUBACCOUNT PVIS2 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                     $  0.56   $  0.81   $  1.23   $  1.30   $  1.00
Accumulation unit value at end of period                                           $  0.73   $  0.56   $  0.81   $  1.23   $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                215       187       104        19        --

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                  2003     2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (11/9/1999)
Accumulation unit value at beginning of period                                     $  1.08   $  1.08   $  1.05   $  1.01   $  1.00
Accumulation unit value at end of period                                           $  1.07   $  1.08   $  1.08   $  1.05   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)              1,720     2,516     2,250        --        --
*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2003
WERE (0.83%) AND (0.83%), RESPECTIVELY

SUBACCOUNT PDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.81   $  1.01   $  1.00   $  1.02   $  1.00
Accumulation unit value at end of period                                           $  1.12   $  0.81   $  1.01   $  1.00   $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                861       536       342       244        --

SUBACCOUNT PEMK1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.84   $  0.90   $  0.92   $  1.00        --
Accumulation unit value at end of period                                           $  1.17   $  0.84   $  0.90   $  0.92        --
Number of accumulation units outstanding at end of period (000 omitted)                 42        67        35        --        --

SUBACCOUNT PEXI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.88   $  0.96   $  0.92   $  1.03   $  1.00
Accumulation unit value at end of period                                           $  1.09   $  0.88   $  0.96   $  0.92   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)              1,212     1,027       821       278        --

SUBACCOUNT PMGD1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.79   $  0.92   $  1.04   $  1.08   $  1.00
Accumulation unit value at end of period                                           $  0.94   $  0.79   $  0.92   $  1.04   $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                177       179       151         5        --

SUBACCOUNT PNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.66   $  0.85   $  1.03   $  1.15   $  1.00
Accumulation unit value at end of period                                           $  0.81   $  0.66   $  0.85   $  1.03   $  1.15
Number of accumulation units outstanding at end of period (000 omitted)              3,960     4,063     3,478     1,937        --

SUBACCOUNT PSPF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.63   $  0.82   $  0.94   $  1.00        --
Accumulation unit value at end of period                                           $  0.79   $  0.63   $  0.82   $  0.94        --
Number of accumulation units outstanding at end of period (000 omitted)                728       711       450        --        --

SUBACCOUNT PSCA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.87   $  1.06   $  1.14   $  1.11   $  1.00
Accumulation unit value at end of period                                           $  1.26   $  0.87   $  1.06   $  1.14   $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                419       366       276        85        --

SUBACCOUNT PCAP1 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.63   $  0.84   $  1.11   $  1.26   $  1.00
Accumulation unit value at end of period                                           $  0.80   $  0.63   $  0.84   $  1.11   $  1.26
Number of accumulation units outstanding at end of period (000 omitted)              3,393     3,148     3,345     1,103        --

SUBACCOUNT PVAL1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.56   $  0.81   $  0.94   $  1.11   $  1.00
Accumulation unit value at end of period                                           $  0.69   $  0.56   $  0.81   $  0.94   $  1.11
Number of accumulation units outstanding at end of period (000 omitted)              9,036     9,970    10,352     4,769        --

SUBACCOUNT PCHY1 (INVESTING IN SHARES OF COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A) (10/23/2000)
Accumulation unit value at beginning of period                                     $  1.08   $  1.07   $  1.02   $  1.00        --
Accumulation unit value at end of period                                           $  1.20   $  1.08   $  1.07   $  1.02        --
Number of accumulation units outstanding at end of period (000 omitted)                416       394       271        --        --

SUBACCOUNT PBAL1 (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.84   $  0.93   $  0.96   $  1.02   $  1.00
Accumulation unit value at end of period                                           $  0.97   $  0.84   $  0.93   $  0.96   $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                526       511       350        66        --

SUBACCOUNT PGRI1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.72   $  0.88   $  0.98   $  1.03   $  1.00
Accumulation unit value at end of period                                           $  0.88   $  0.72   $  0.88   $  0.98   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                436       435       425        85        --

SUBACCOUNT PMDC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                     $  1.39   $  1.56   $  1.63   $  1.24   $  1.00
Accumulation unit value at end of period                                           $  1.90   $  1.39   $  1.56   $  1.63   $  1.24
Number of accumulation units outstanding at end of period (000 omitted)              1,802     1,810     1,254       206        --


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2003      2002      2001      2000     1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.71   $  1.01   $  1.21   $  1.43   $  1.00
Accumulation unit value at end of period                                           $  0.96   $  0.71   $  1.01   $  1.21   $  1.43
Number of accumulation units outstanding at end of period (000 omitted)              4,918     4,574     2,844       855        --

SUBACCOUNT PMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                     $  1.06   $  1.22   $  1.16   $  1.03   $  1.00
Accumulation unit value at end of period                                           $  1.32   $  1.06   $  1.22   $  1.16   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)              4,198     2,393       252        --        --

SUBACCOUNT PINT1 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.73   $  0.90   $  1.09   $  1.13   $  1.00
Accumulation unit value at end of period                                           $  0.95   $  0.73   $  0.90   $  1.09   $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                371       296       145        16        --

SUBACCOUNT PJGT1 (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.26   $  0.45   $  0.72   $  1.00        --
Accumulation unit value at end of period                                           $  0.38   $  0.26   $  0.45   $  0.72        --
Number of accumulation units outstanding at end of period (000 omitted)                125       131       129        --        --

SUBACCOUNT PJGP1 (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.46   $  0.64   $  0.87   $  1.00        --
Accumulation unit value at end of period                                           $  0.60   $  0.46   $  0.64   $  0.87        --
Number of accumulation units outstanding at end of period (000 omitted)                722       759       601        --        --

SUBACCOUNT PJAG1 (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.32   $  0.45   $  0.76   $  1.00        --
Accumulation unit value at end of period                                           $  0.43   $  0.32   $  0.45   $  0.76        --
Number of accumulation units outstanding at end of period (000 omitted)                293       270       291        --        --

SUBACCOUNT PLAA1 (INVESTING IN SHARES OF LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A*) (4/7/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --        --
Accumulation unit value at end of period                                           $  1.20        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                507        --        --        --        --
*GALAXY VIP ASSET ALLOCATION MERGED INTO LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES AS OF APRIL 7, 2003.

SUBACCOUNT PEQU1 (INVESTING IN SHARES OF LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A*) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.55   $  0.77   $  0.95   $  1.00        --
Accumulation unit value at end of period                                           $  0.68   $  0.55   $  0.77   $  0.95        --
Number of accumulation units outstanding at end of period (000 omitted)              1,135       792       641        12        --
*GALAXY VIP GROWTH AND INCOME FUND MERGED INTO LIBERTY EQUITY FUND, VARIABLE SERIES AS OF APRIL 14, 2003.

SUBACCOUNT PLFS1 (INVESTING IN SHARES OF LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A*) (4/7/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --        --
Accumulation unit value at end of period                                           $  1.01        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)              1,658        --        --        --        --
*GALAXY VIP QUALITY PLUS BOND FUND MERGED INTO LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES AS OF APRIL 7, 2003.

SUBACCOUNT PLSC1 (INVESTING IN SHARES OF LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A*) (4/14/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --        --
Accumulation unit value at end of period                                           $  1.50        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                107        --        --        --        --
*GALAXY VIP SMALL COMPANY GROWTH FUND MERGED INTO LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES AS OF APRIL 14, 2003.

SUBACCOUNT PSGI1 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.64   $  0.82   $  0.99   $  1.00        --
Accumulation unit value at end of period                                           $  0.77   $  0.64   $  0.82   $  0.99        --
Number of accumulation units outstanding at end of period (000 omitted)                535       530       324        16        --


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                  2003     2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSND1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                     $  0.58   $  0.87   $  0.93   $  1.00        --
Accumulation unit value at end of period                                           $  0.77   $  0.58   $  0.87   $  0.93        --
Number of accumulation units outstanding at end of period (000 omitted)                707       441       293        35        --

SUBACCOUNT PSTR1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                     $  0.98   $  1.05   $  1.06   $  1.00        --
Accumulation unit value at end of period                                           $  1.12   $  0.98   $  1.05   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)              5,443     3,949     1,861        23        --

SUBACCOUNT PSUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                     $  0.57   $  0.75   $  1.01   $  1.00        --
Accumulation unit value at end of period                                           $  0.76   $  0.57   $  0.75   $  1.01        --
Number of accumulation units outstanding at end of period (000 omitted)                264       209       126         7        --

SUBACCOUNT PGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.76   $  0.95   $  1.03   $  0.97   $  1.00
Accumulation unit value at end of period                                           $  0.96   $  0.76   $  0.95   $  1.03   $  0.97
Number of accumulation units outstanding at end of period (000 omitted)              1,635     1,583       963       146        --

SUBACCOUNT PIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.73   $  0.90   $  1.15   $  1.29   $  1.00
Accumulation unit value at end of period                                           $  0.93   $  0.73   $  0.90   $  1.15   $  1.29
Number of accumulation units outstanding at end of period (000 omitted)              4,797     4,994     4,731     2,474        --

SUBACCOUNT PVIS1 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                     $  0.55   $  0.81   $  1.23   $  1.30   $  1.00
Accumulation unit value at end of period                                           $  0.73   $  0.55   $  0.81   $  1.23   $  1.30
Number of accumulation units outstanding at end of period (000 omitted)              3,087     3,317     4,035     1,798        --

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.


THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT: The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us and/or our affiliates and the selling firms who distribute this contract.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including but not limited to 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under the contract.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



FUND NAME                                   INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash            Maximum current income consistent with    American Express Financial Corporation
Management Fund                             liquidity and stability of principal.     (AEFC)
                                            Invests primarily in money market
                                            instruments, such as marketable debt
                                            obligations issued by the U.S.
                                            government or its agencies, bank
                                            certificates of deposit, bankers'
                                            acceptances, letters of credit, and
                                            commercial paper, including
                                            asset-backed commercial paper.

AXP(R) Variable Portfolio - Diversified     High level of current income and, as a    AEFC
Equity Income Fund                          secondary goal, steady growth of
                                            capital. Under normal market
                                            conditions, the Fund invests at
                                            least 80% of its net assets in
                                            dividend-paying common and preferred
                                            stocks.

AXP(R) Variable Portfolio - Emerging        Long-term capital growth. Under normal    AEFC, adviser; American Express Asset
Markets Fund                                market conditions, the Fund invests at    Management International, Inc.,  a
                                            least 80% of its net assets in equity     wholly-owned subsidiary of AEFC,
                                            securities of emerging market companies.  subadviser.

AXP(R) Variable Portfolio - High Yield      High current income, with capital         AEFC
Bond Fund                                   growth as a secondary objective. Under
                                            normal market conditions, the Fund
                                            invests  at least 80% of its net assets
                                            in high-yielding, high-risk corporate
                                            bonds (junk bonds) issued by U.S. and
                                            foreign companies and governments.

AXP(R) Variable Portfolio - Managed         Maximum total investment return           AEFC
Fund                                        through  a combination of capital
                                            growth and current income. Invests
                                            primarily in a combination of
                                            common and preferred stocks, bonds
                                            and other debt securities.

AXP(R) Variable Portfolio - NEW DIMENSIONS  Long-term growth of capital. Invests      AEFC
FUND(R)                                     primarily in common stocks showing
                                            potential for significant growth.

AXP(R) Variable Portfolio - S&P 500         Long-term capital appreciation.           AEFC
Index Fund                                  Non-diversified mutual fund that
                                            invests primarily in securities of
                                            large-capitalization stocks of U.S.
                                            companies that are expected to provide
                                            investment results that correspond to
                                            the performance of the S&P 500(R)Index.

AXP(R) Variable Portfolio - Small Cap       Long-term capital growth. Under normal    AEFC, adviser; Kenwood Capital
Advantage Fund                              market conditions, at least 80% of the    Management LLC, subadviser
                                            Fund's net assets are invested in
                                            equity securities of companies that
                                            are often included in the Russell
                                            2000(R) Index and/or have market
                                            capitalization of up to $2 billion
                                            at the time the Fund first invests
                                            in them.

AIM V.I. Capital Appreciation Fund,         Growth of capital. Invests principally    A I M Advisors, Inc.
Series I Shares                             in common stocks of companies likely to
                                            benefit from new or innovative
                                            products, services or processes as
                                            well as those with above-average
                                            growth and excellent prospects for
                                            future growth. The Fund may invest
                                            up to 25% of its assets in foreign
                                            securities.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                                   INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund,               Long-term growth of capital with income   A I M Advisors, Inc.
Series I Shares                             as a secondary objective. Invests
                                            normally at least 80% of its net
                                            assets, plus the amount of any
                                            borrowings for investment purposes,
                                            in equity securities including
                                            convertible securities. The fund
                                            also may invest in preferred stocks
                                            and debt instruments that have
                                            prospects for growth of capital. The
                                            Fund may invest up to 25% of its
                                            assets in foreign securities.

Columbia High Yield Fund, Variable Series,  High level of current income with         Columbia Management Advisors, Inc.,
Class A                                     capital appreciation as a secondary
                                            objective. The Fund normally invests
                                            at least 80% of its net assets (plus
                                            any borrowings for investment
                                            purposes) in high yielding corporate
                                            debt securities, such as bonds,
                                            debentures and notes that are rated
                                            below investment grade.

Fidelity(R) VIP Balanced Portfolio          Seeks income and capital growth           Fidelity Management & Research Company
Service Class                               consistent with reasonable risk.          (FMR), investment manager; FMR U.K.,
                                            Invests approximately 60% of assets in    FMR Far East and Fidelity Investments
                                            stocks and other equity securities and    Money Market Management Inc.,
                                            the remainder in bonds and other debt     sub-investment advisers.
                                            securities, including lower-quality
                                            debt securities, when its outlook is
                                            neutral. Invests at least 25% of total
                                            assets in fixed-income senior
                                            securities (including debt securities
                                            and preferred stock). The fund invests
                                            in domestic and foreign issuers.

Fidelity(R) VIP Growth & Income Portfolio   Seeks high total return through a         FMR, investment manager; FMR U.K.,
Service Class                               combination of current income and         FMR Far East, sub-investment advisers.
                                            capital appreciation. Normally
                                            invests a majority of assets in
                                            common stocks with a focus on those
                                            that pay current dividends and show
                                            potential for capital appreciation.
                                            May invest in bonds, including
                                            lower-quality debt securities, as
                                            well as stocks that are not
                                            currently paying dividends, but
                                            offer prospects for future income or
                                            capital appreciation. Invests in
                                            domestic and foreign issuers. The
                                            Fund invests in either growth stocks
                                            or value stocks or both.

Fidelity(R) VIP Mid Cap Portfolio           Seeks long-term growth of capital.        Fidelity Management & Research Company
Service Class                               Normally invests primarily in common      (FMR), investment manager; FMR U.K.,
                                            stocks. Normally invests at least 80%     FMR Far East, sub-investment advisers.
                                            of assets in securities of companies
                                            with medium market capitalizations. May
                                            invest in companies with smaller or
                                            larger market capitalizations. Invests
                                            in domestic and foreign issuers.  The
                                            Fund invests in growth or value common
                                            stocks.

FTVIPT Franklin Small Cap Fund -            Seeks long-term capital growth. The       Franklin Advisers, Inc.
Class 2                                     Fund normally invests at least 80% of
                                            its net assets in investments of small
                                            capitalization companies. For this
                                            Fund, small-cap companies are those
                                            with market capitalization values not
                                            exceeding (i) $1.5 billion or  (ii) the
                                            highest market capitalization value in
                                            the Russell 2000(R)Index, whichever is
                                            greater, at the time of purchase.

FTVIPT Mutual Shares Securities Fund -      Seeks capital appreciation, with income   Franklin Mutual Advisers, LLC
Class 2                                     as a secondary goal. The Fund normally
                                            invests mainly in U.S. equity
                                            securities that the Fund's manager
                                            believes are available at market
                                            prices less than their value based
                                            on certain recognized or objective
                                            criteria, including undervalued
                                            stocks, merger/risk arbitrage
                                            securities and distressed companies.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                                   INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Foreign Securities Fund -  Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
Class 2                                     Fund normally invests at least 80% of
                                            its net assets in investments of
                                            issuers located outside the U.S.,
                                            including those in emerging markets.

Janus Aspen Series Global Technology        Long-term growth of capital.              Janus Capital
Portfolio: Service Shares                   Non-diversified mutual fund that
                                            invests, under normal circumstances,
                                            at least 80% of its net assets in
                                            securities of companies that the
                                            portfolio manager believes will
                                            benefit significantly from advances
                                            or improvements in technology. It
                                            implements this policy by investing
                                            primarily in equity securities of
                                            U.S. and foreign companies selected
                                            for their growth potential.

Janus Aspen Series Growth Portfolio:        Long-term growth of capital in a manner   Janus Capital
Service Shares                              consistent with the preservation of
                                            capital. Invests primarily in common
                                            stocks selected for their growth
                                            potential.

Janus Aspen Series Mid Cap Growth           Seeks long-term growth of capital.        Janus Capital
Portfolio: Service Shares                   Invests, under normal circumstances, at
                                            least 80% of its net assets in
                                            equity securities of mid-sized
                                            companies whose market
                                            capitalization falls, at the time of
                                            initial purchase, in the 12-month
                                            average of the capitalization ranges
                                            of the Russell Midcap Growth Index.

Liberty Asset Allocation Fund, Variable     Seeks high total investment return. The   Columbia Management Advisors, Inc.,
Series, Class A                             Fund's investment adviser allocates the
                                            Fund's assets among various classes
                                            of equity and debt securities.

Liberty Equity Fund, Variable               Long-term growth of capital. The Fund     Columbia Management Advisors, Inc.,
Series, Class A                             normally invests at least 80% of its
                                            net assets (plus any borrowings for
                                            investment purposes) in a broadly
                                            diversified portfolio of equity
                                            securities issued by U.S. companies,
                                            primarily common stocks and
                                            securities that can be converted
                                            into common stocks.

Liberty Federal Securities Fund,            Seeks the highest possible level of       Columbia Management Advisors, Inc.,
Variable Series, Class A                    current income, consistent with safety
                                            of principal and maintenance of
                                            liquidity. Under normal market
                                            conditions, the Fund invests at least
                                            80% of its net assets (plus any
                                            borrowings for investment purposes) in
                                            U.S. government securities, including
                                            U.S. treasuries and securities of
                                            various U.S. government agencies.

Liberty Small Company Growth Fund,          Seeks long-term growth. Under normal      Columbia Management Advisors, Inc.
Variable Series, Class A                    market conditions,  the Fund invests at
                                            least 80% of its net assets (plus
                                            any borrowings for investment
                                            purposes) in common stocks of
                                            small-cap companies.

MFS(R) Investors Trust Series - Service     Long-term growth of capital with a        MFS Investment Management(R)
Class                                       secondary objective to seek reasonable
                                            current income. Invests primarily in
                                            common stocks and related
                                            securities, such as preferred
                                            stocks, convertible securities and
                                            depository receipts for those
                                            securities.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                                   INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service       Capital appreciation. Invests in at       MFS Investment Management(R)
Class                                       least 65% of its net assets in equity
                                            securities of emerging growth
                                            companies.

MFS(R) Total Return Series - Service        Above-average income consistent with      MFS Investment Management(R)
Class                                       the prudent employment of capital, with
                                            growth of capital and income as a
                                            secondary objective. Invests primarily
                                            in a combination of equity and fixed
                                            income securities.

MFS(R) Utilities Series - Service           Capital growth and current income.        MFS Investment Management(R)
Class                                       Invests primarily in equity and debt
                                            securities of domestic and foreign
                                            companies in the utilities industry.

Putnam VT Growth and Income Fund -          Capital growth and current income. The    Putnam Investment Management, LLC
Class IB Shares                             fund pursues its goal by investing
                                            mainly in common stocks of U.S.
                                            companies with a focus on value stocks
                                            that offer the potential for capital
                                            growth, current income or both.


Putnam VT International Equity Fund -       Capital appreciation. The fund pursues    Putnam Investment Management, LLC
Class IB Shares                             its goal by investing mainly in common
                                            stocks of companies outside the
                                            United States that Putnam Management
                                            believes have favorable investment
                                            potential. Under normal
                                            circumstances, the fund invests at
                                            least 80% of the fund's net assets
                                            in equity investments.

Putnam VT Vista Fund - Class IB             Capital appreciation. The fund            Putnam Investment Management, LLC
Shares                                      pursues its goal by investing mainly
                                            in common stocks of
                                            U.S. companies with a focus on
                                            growth stocks.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs are not available for contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland, Oregon, Pennsylvania and Washington or any other state that does not allow investment in the GPAs.


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine these Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window, you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.


The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:



                                       IF YOUR GPA RATE IS:                         THE MVA IS:
                                Less than the new GPA rate + 0.10%                    Negative
                                Equal to the new GPA rate + 0.10%                     Zero
                                Greater than the new GPA rate + 0.10%                 Positive


GENERAL EXAMPLES
Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.


- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.


- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.


EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below. SAMPLE MVA CALCULATIONS The precise MVA formula we apply is as follows:


     EARLY WITHDRAWAL AMOUNT X [(         1 + i          )(TO THE POWER OF n/12 )- 1] = MVA
                                   --------------------
                                     1 + j + .001

   Where  i = rate earned in the GPA from which amounts are being transferred or withdrawn.
          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
          n = number of months remaining in the current Guarantee Period
              (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.


- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.


- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.


EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.030          )(TO THE POWER OF 84/12) - 1] = -$39.84
                ---------------------
                   1 + .035 + .001

In this example, the MVA is a negative $39.84.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.030          )(TO THE POWER OF 84/12) - 1] = $27.61
                ---------------------
                  1 + .025 + .001

In this example, the MVA is a positive $27.61.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.


As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)


When you applied, you selected:

- the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);

-    how you wanted to make purchase payments;

- the date you wanted to start receiving annuity payouts (the retirement date);

-    a death benefit option(2);


-    the optional Benefit Protector(SM) Death Benefit Rider(3);

-    the optional Benefit Protector(SM) Plus Death Benefit Rider(3); and


-    a beneficiary.


(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

(2) The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.
(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

We applied your initial purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we received it at our office. However, we will credit the additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions by some other IRS approved method, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ADDITIONAL PURCHASE PAYMENTS:
   $50 for SIPs.
   $100 for all other payment plans.


MAXIMUM TOTAL PURCHASE PAYMENTS*:

   $1,000,000 for issue ages up to 85.
   $100,000 for issue ages 86 to 90.


* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER


Send your check along with your name and contract number to our home office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. Some states also limit any contract charge allocated to the fixed account. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select the ROP death benefit, the mortality and expense risk fee is 1.00%. If you select the MAVdeath benefit, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE


If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

   (a) is 10% of your prior anniversary's contract value, and

   (b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.
2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.
3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.
4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                         (ACV - XSF)
      PPW  =  XSF +  -------------------  X  (PPNPW - XSF)
                         (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.


We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

                     YEARS FROM PURCHASE                           WITHDRAWAL CHARGE
                       PAYMENT RECEIPT                                PERCENTAGE
                             1                                             8%
                             2                                             8
                             3                                             7
                             4                                             6
                             5                                             5
                             6                                             4
                             7                                             2
                             Thereafter                                    0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:

     -- $10,000 July 1, 2003;

     -- $8,000 Dec. 31, 2008;

     -- $6,000 Feb. 20, 2011; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and had not made any other withdrawals during that contract year; and

-    The prior anniversary July 1, 2013 contract value was $38,488.


WITHDRAWAL CHARGE          EXPLANATION
       $  0                $3,848.80 is 10% of the prior anniversary's contract
                           value withdrawn without withdrawal charge; and
          0                $10,252.20 is contract earnings in excess of the 10%
                           TFA withdrawal amount withdrawn without withdrawal
                           charge; and
          0                $10,000 July 1, 2003 purchase payment was received
                           eight or more years before withdrawal and is
                           withdrawn without withdrawal charge; and
        400                $8,000 Dec. 31, 2008 purchase payment is in its fifth
                           year from receipt, withdrawn with a 5% withdrawal
                           charge; and
        420                $6,000 Feb. 20, 2011 purchase payment is in its third
       ----                year from receipt, withdrawn with a 7% withdrawal
                           charge.
       $820


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;


- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;


-    contracts settled using an annuity payout plan;

-    death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:


GPAs AND ONE-YEAR FIXED ACCOUNT


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-    plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, a withdrawal charge or a fee for any optional riders with annual charges (if applicable).


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;

and a deduction of:

-    a prorated portion of contract administrative charge;

-    a prorated portion of the Benefit Protector fee (if applicable); and/or

-    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses;

-    mortality and expense risk fees; and/or

-    variable account administrative charges.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                NUMBER
                                                                     AMOUNT             ACCUMULATION           OF UNITS
                                                MONTH               INVESTED             UNIT VALUE            PURCHASED
By investing an equal number
of dollars each month ...                       Jan                   $100                  $20                  5.00

                                                Feb                    100                   18                  5.56

you automatically buy more                      Mar                    100                   17                  5.88
units when the per unit market
price is low ...                   ---->        Apr                    100                   15                  6.67

                                                May                    100                   16                  6.25

                                                Jun                    100                   18                  5.56

                                                Jul                    100                   17                  5.88

                                                Aug                    100                   19                  5.26
and fewer units when the per
unit market price is high.         ---->        Sept                   100                   21                  4.76

                                                Oct                    100                   20                  5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                  IF YOUR NET CONTRACT VALUE(1) IS...     WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
                          $10,000-$49,999                            Tier 1 DCA account
                          $50,000 or more                            Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccout you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE CONTRACT IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM CONTRACT OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer.

       AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-    requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

-    not accepting transfer requests of an agent acting under power of attorney;

-    limiting the dollar amount that you may transfer at any one time; or

-    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

  AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to our home office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT


Transfers or withdrawals:  Contract value or entire account balance

*Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. If we receive your withdrawal request at our home office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT
By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;

     -- you severed employment with the employer who purchased the contract; or

     -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus Death Benefit Rider will terminate upon transfer of ownership.

BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: Return of Purchase Payments (ROP) death benefit and Maximum Anniversary Value (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

   ADJUSTED PARTIAL WITHDRAWALS FOR ROP DEATH BENEFIT OR MAV DEATH BENEFIT = PW X DB
                                                                             -------
                                                                                CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.

   DB = the death benefit on the date of (but prior to) the partial withdrawal.

   CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-    You purchase the contract for $25,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the ROP death benefit on March 1, 2004 as follows:

        Contract Value at death:                                              $20,500.00
                                                                              ==========
        Purchase payment minus adjusted partial withdrawals:
            Total purchase payments:                                          $25,000.00
            minus the adjusted partial withdrawal
            calculated as:
            $1,500 x $25,000                                                   -1,704.55
            ----------------  =                                               ----------
                $22,000
        for a death benefit of:                                               $23,295.45
                                                                              ==========
        The ROP death benefit, calculated as the greater of these two values: $23,295.45

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-    You purchase the contract for $25,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:


         Contract Value at death:                                                $20,500.00
                                                                                 ==========
         Purchase payment minus adjusted partial withdrawals:                    $23,295.45
                                                                                 ----------
         The MAV immediately preceding the date of death
         plus any payments made since that anniversary
         minus adjusted partial withdrawals:
               MAV on the prior anniversary:                                     $29,000.00
               plus purchase payments made the prior anniversary:                     +0.00
               minus adjusted partial withdrawals taken since that anniversary, calculated as:
               $1,500 x $29,000                                                   -1,977.27
               ----------------  =                                               ----------
                   $22,000
         for a death benefit of:                                                 $27,022.73
                                                                                 ==========
         The MAV death benefit, calculated as the greatest of these
         three values:                                                           $27,022.73


IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death. Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -  payouts begin no later than one year following the year of your death;
        and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


-    the applicable death benefit (see "Benefits in Case of Death), plus:

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or


- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

       AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (contract value):                                  $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
        previously withdrawn): 0.40 x ($110,000 - $100,000) =               +4,000
                                                                          --------
     Total  death benefit of:                                             $114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                             $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                      +4,000
                                                                          --------
     Total death benefit of:                                              $114,000

- On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):             $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                        +1,048
                                                                           -------
     Total death benefit of:                                               $58,667

- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit (contract value):                                  $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)               +55,000
                                                                          --------
     Total death benefit of:                                              $255,000

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                  $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)               +55,000
                                                                          --------
     Total death benefit of:                                              $305,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:

     MAV death benefit (contract value):                                  $250,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
        previously withdrawn): 0.40 x ($250,000 - $105,000) =              +58,000
                                                                          --------
     Total death benefit of:                                              $308,000

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above, plus:

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                                    PERCENTAGE IF YOU AND THE         PERCENTAGE IF YOU OR THE
                                    ANNUITANT ARE UNDER AGE 70        ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR                       ON THE RIDER EFFECTIVE DATE      ON THE RIDER EFFECTIVE DATE
One and Two                                     0%                                  0%
Three and Four                                 10%                               3.75%
Five or more                                   20%                               7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit (see "Benefits in Case of Death") plus:

                                 PERCENTAGE IF YOU AND THE                         PERCENTAGE IF YOU OR THE
                                 ANNUITANT ARE UNDER AGE 70                        ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR                ON THE RIDER EFFECTIVE DATE, ADD...                ON THE RIDER EFFECTIVE DATE, ADD...
One                    Zero                                                   Zero
Two                    40% x earnings at death (see above)                    15% x earnings at death
Three and Four         40% x (earnings at death + 25% of initial              15% x (earnings at death + 25% of initial
                       purchase payment*)                                     purchase payment*)
Five or more           40% x (earnings at death + 50% of initial              15% x (earnings at death + 50% of initial
                       purchase payment*)                                     purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:

        MAV death benefit (contract value):                               $110,000
        plus the Benefit Protector Plus benefit which equals 40%
        of earnings at death (MAV death benefit minus payments
        not previously withdrawn): 0.40 x ($110,000 - $100,000) =           +4,000
                                                                          --------
     Total death benefit of:                                              $114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

        MAV death benefit (MAV):                                          $110,000
        plus the Benefit Protector Plus benefit which equals 40%
        of earnings at death: 0.40 x ($110,000 - $100,000) =                +4,000
        plus 10% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.10 x $100,000 =     +10,000
                                                                          --------
     Total death benefit of:                                              $124,000

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

        MAV death benefit (MAV adjusted for partial withdrawals):          $57,619
        plus the Benefit Protector Plus benefit which equals 40%
        of earnings at death: 0.40 x ($57,619 - $55,000) =                  +1,048
        plus 10% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.10 x $55,000 =       +5,500
                                                                          --------
     Total death benefit of:                                               $64,167

- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

        MAV death benefit (contract value):                               $200,000
        plus the Benefit Protector Plus benefit which equals 40%
        of earnings at death, up to a maximum of 100% of
        purchase payments not previously withdrawn that are
        one or more years old                                              +55,000
        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =      +11,000
                                                                          --------
     Total death benefit of:                                              $266,000

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                $  250,000

       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of 100%
       of purchase payments not previously withdrawn that
       are one or more years old                                           +55,000

       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =       +11,000
                                                                        ----------
     Total death benefit of:                                            $  316,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:

        MAV death benefit (contract value):                             $  250,000

        plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments
        not previously withdrawn): 0.40 x ($250,000 - $105,000) =          +58,000

        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =      +11,000
                                                                        ----------
     Total death benefit of:                                            $  319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: for special tax considerations associated with the Benefit Protector Plus, see "Taxes."

THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.



In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or lifev expectancy (or joint lives or life expectancies of you and your beneficiary); or

-    if it is allocable to an investment before Aug. 14, 1982.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHHOLDING: If you receive directly all or part of the contract value from a TSA, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    Because of your death,

-    Because you become disabled (as defined in the Code);

- If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- If the distribution is made following severance from employment after you attain age 55 (TSAs only); or

-    To pay certain medical or education expenses (IRAs only).

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, BENEFIT PROTECTOR(SM) OR BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

American Express Financial Advisors, Inc. (AEFA), an affiliate of ours, serves as the principal underwriter and general distributor of the contract. AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

AEFA distributes the contract through unaffiliated broker-dealers ("selling firms") and their registered representatives. The selling firms have entered into distribution agreements with us and AEFA for the offer and sale of the contracts.

We pay time-of-sale commissions through AEFA to the selling firms or their affiliated insurance agencies. Some selling firms may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Selling firms may be required to return compensation under certain circumstances. AEFA and other unaffiliated broker dealers may receive commissions or overrides for wholesaling services including sales support provided to selling firms and their registered representatives. Commissions paid to selling firms as a percentage of purchase payments could exceed 9% of total purchase payments depending on various factors which may include how long your contract remains in effect. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations we may also pay or provide selling firms with various cash and non-cash promotional incentives including bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including for example the mortality and expense risk charges and withdrawal charges. We or an affiliate may also receive all or part of the 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds") that certain funds charge to help us pay commissions and other costs of distributing the contracts.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ISSUER

We issue the annuities. We are a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our home office is located at 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is: American Enterprise Life Insurance Company, 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. We are a wholly owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and variable life insurance policies. We offer these contracts through broker dealers and their affiliated insurance agencies who may also be affiliated with financial institutions such as banks.

As discussed above, we pay compensation on the sale of the contracts through AEFA to selling firms and their affiliated agencies that have entered into distribution agreements with AEFA and us for the sale of the contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                       2003             2002             2001            2000             1999
------------------------------------------------------------------------------------------------------------------------------
Net investment income                        $     372,194    $     292,067    $     271,718    $     299,759    $     322,746
Net gain (loss) on investments                      25,105                3          (89,920)             469            6,565
Other                                               21,318           18,906           16,245           12,248            8,338
TOTAL REVENUES                               $     418,617    $     310,976    $     198,043    $     312,476    $     337,649
INCOME (LOSS) BEFORE INCOME TAXES            $      56,704    $     (52,177)   $     (63,936)   $      28,452    $      50,662
NET INCOME (LOSS)                            $      37,629    $     (33,690)   $     (41,728)   $      24,365    $      33,987
TOTAL ASSETS                                 $   8,735,643    $   8,026,730    $   5,275,681    $   4,652,221    $   4,603,343



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

American Enterprise Life follows accounting principles generally accepted in the United States (GAAP), and the following discussion is presented on a consolidated basis consistent with GAAP.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002:

Net income was $37.6 million for the year ended December 31, 2003, compared to a net loss of $33.7 million for the year ended December 31, 2002. The favorable change in net income primarily reflects increased net investment income and net realized gains on investments, as well as decreased other insurance and operating expense, partially offset by increased interest credited on investment contracts and universal life-type insurance.

REVENUES

Net investment income increased 27 percent reflecting a higher average level of investments partially offset by lower average yields on the investment portfolio.

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $65.8 million and $38.2 million for the years ended December 31, 2003 and 2002, respectively. Gross realized losses on sales were ($30.3 million) and ($17.6 million) for the same periods. American Enterprise Life also recognized losses of ($9.3 million) and ($14.5 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003 and 2002, respectively. Realized gains and losses on Available-for-Sale securities are reflected in net realized gain
(loss) on investments. Also included in net realized gain (loss) on investment is ($1.1 million) and ($6.1 million) in loan loss provisions for mortgage loans on real estate for the years ended December 31, 2003 and 2002, respectively.

EXPENSES

Total benefits and expenses decreased slightly from $363.2 million in 2002 to $361.9 million in 2003. The increase in interest credited on investment contracts and universal life-type contracts was offset by a substantial decrease in other insurance and operating expenses as well as a slight decrease in amortization of DAC. Interest credited on investment contracts and universal-type insurance increased 19 percent reflecting higher average levels of fixed annuities in force, partially offset by lower crediting rates as a result of the relatively low interest rate environment.

Other insurance and operating expenses decreased 40 percent, partially reflecting favorable market value changes on interest rate swaps during 2003 compared to unfavorable market value changes in 2002. The relatively low and stable interest rate environment during 2003 compared to declining interest rates during 2002 is the primary driver behind the favorable market value changes to the interest rate swaps. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps with IDS Life to protect the spread between yields earned on investments and interest rates credited to fixed-annuity products. The interest rate swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133.

Amortization of deferred policy acquisition costs (DAC) was 6 percent lower in 2003 than 2002. This reflected a $3.2 million decrease in DAC amortization expense in 2003 compared to a $4.6 million increase in DAC amortization in 2002 as a result of management's third quarter reviews of various DAC assumptions and practices. DAC amortization expense was otherwise higher in 2003 than in 2002, reflecting higher business volumes and the ongoing impact of 2002 changes in customer asset value growth rate assumptions. See the DAC and related adjustments discussion below for further information.

The 2003 versus 2002 change in the income tax provision (benefit) reflects pre-tax income of $56.7 million during the year ended December 31, 2003, while during the year ended December 31, 2002, the American Enterprise Life incurred a pre-tax loss of $52.2 million.

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The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. Deferred policy acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period that such changes are made. As a result of these reviews, American Enterprise Life took actions in both 2003 and 2002 that impacted the DAC balance and expenses.

In the third quarter of 2003, American Enterprise Life improved its modeling of certain variable annuity contract revenues and unlocked estimated gross profits retrospectively to reflect actual interest margins and death and other benefits. American Enterprise Life also adjusted its assumptions to reflect lower than previously assumed spreads on fixed account values and adjusted the near-term rate and period used in projecting growth in customer asset values on variable annuities. These actions resulted in a $3.2 million reduction in DAC amortization expense.

In the third quarter of 2002, American Enterprise Life reset its customer asset value growth rate assumptions for variable annuity products to anticipate near-term and long-term growth at an annual rate of 7%. This action resulted in a $4.6 million increase in DAC amortization expense.

American Enterprise Life uses a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, American Enterprise Life would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

DAC of $346.0 million related to annuities was on American Enterprise Life's consolidated balance sheet at December 31, 2003. The DAC balance was $260.6 million at December 31, 2002, and was also related to annuities.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

American Enterprise Life's net loss was $33.7 million in 2002, compared to a net loss of $41.7 million in 2001. Loss before income taxes totaled $52.2 million in 2002, compared with a loss of $63.9 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

REVENUES

Total revenues increased to $311.0 million in 2002, compared with $198.0 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $89.9 million in 2001.

Net investment income, the largest component of revenues, increased 7 percent from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 percent to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. American Enterprise Life also received mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

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Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $89.9 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

EXPENSES

Total benefits and expenses increased 39 percent to $363.2 million in 2002 compared to $262.0 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 percent to $215.9 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No.
133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

IMPACT OF RECENT MARKET-VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of American Enterprise Life's business are impacted by equity market levels and other market-based events. Several areas in particular, as of December 31, 2003, involve DAC, mortality and expense risk fees and structured investments and guaranteed minimum death benefits (GMDB). The direction and magnitude of the changes in equity markets can increase or decrease DAC expense levels and mortality and expense risk fees and correspondingly affect results of operations in any particular period. Similarly, the value of American Enterprise Life's structured investment portfolio is impacted by various market factors. Persistency of, or increases in, bond and loan default rates, among other factors, could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations.

The variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. To the extent that the GMDB is higher than the current account value at the time of death, American Enterprise Life incurs a benefit cost by policy. For the results through December 31, 2003, GAAP did not prescribe advance recognition of the projected future net costs associated with these guarantees, and accordingly, American Enterprise Life did not record a liability corresponding to these future obligations for death benefits in excess of annuity account value. The amount paid in excess of contract value was expensed when payable. Amounts expensed for the years ended December 31, 2003 and 2002, were $2.9 million and $6.4 million, respectively. American Enterprise Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, American Enterprise Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1) with an effective date of January 1, 2004. SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where additional liabilities are established, the recognition of this liability may also impact the valuation and amortization of DAC associated with those insurance or annuity contracts. SOP 03-1 also provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements

Detailed interpretations of SOP 03-1 and related implementation guidance continue to emerge and, accordingly, American Enterprise Life continues to evaluate its impact. Current estimates of applying SOP 03-1 would reduce first quarter 2004 results by approximately $5 million (after-tax).

American Enterprise Life's annuity products all have minimum interest rate guarantees in their fixed accounts. These guarantees range from 1.5% to 4.5%. To the extent the yield on American Enterprise Life's invested asset portfolio declines below its target spread plus the minimum guarantee, American Enterprise Life's profitability would be negatively affected.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS
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CERTAIN CRITICAL ACCOUNTING POLICIES

American Enterprise Life's significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to investment securities valuation the recognition of impairment within the investment portfolio, deferred policy acquisition costs and liabilities for future policy benefits.

INVESTMENT SECURITIES VALUATION

Generally, investment securities are carried at fair value on the balance sheet with unrealized gains and losses recorded in other comprehensive income (loss) within equity, net of income tax provisions (benefits). At December 31, 2003, American Enterprise Life had net unrealized pretax gains on Available-for-Sale securities of $105.4 million. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Fair value is generally based on quoted market prices. As of December 31, 2003, there were $47.3 million in gross unrealized losses that related to $2.4 billion of securities (excluding structured investments), of which only $55 thousand has been in a continuous unrealized loss position for 12 months or more. American Enterprise Life does not believe that the unrealized loss on any individual security at December 31, 2003 represents an other-than-temporary impairment, and American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost.

American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) backed by high-yield bonds, which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change. The carrying value will vary if the actual cash flows differ from projected due to actual defaults or an increase in the near-term default rate. As an example, an increase in the near-term default rate by 100 basis points, in and of itself, would reduce the cash flow projections by approximately $1 million based on underlying investments as of December 31, 2003.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs represent the costs of acquiring new business, principally direct sales commissions and other distribution costs that have been deferred on the sale of annuity products. For annuity products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of the interest margins associated with the products.

For annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining balances. These projections are inherently uncertain because they require management to make assumptions about financial markets and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 or 15 years. Management regularly monitors financial market conditions and compares actual contractholder behavior experience to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS
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For annuity products, key assumptions underlying these long-term projections include interest rates, equity market performance, mortality rates and the rates at which contractholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates drive projected interest margins, while assumptions about equity market performance drive projected customer asset value growth rates and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity business during the DAC amortization period.

The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. American Enterprise Life uses a mean reversion method as a guideline in setting near-term customer asset value growth rates based on a long-term view of financial market performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. Management is currently assuming a 7 percent long-term customer asset value growth rate. If American Enterprise Life increased or decreased its assumption related to this growth rate by 100 basis points, the impact on the DAC balance would be an increase or decrease of approximately $2 million.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense levels each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions discussed above. Therefore, an assessment of sensitivity associated with changes in any single assumption would not necessarily be an indicator of future results.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are equal to accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 8.5%, depending on year of issue, with an average rate of approximately 6.1%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's net income, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 percent decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual net income consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed maturity securities over a broad range of maturities for the purpose of providing fixed account annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate short-term trading profits.

American Enterprise Life has an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability of American Enterprise Life. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS
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Interest rates credited to annuity contractholders' accounts are generally reset at shorter intervals than the maturity of American Enterprise Life's underlying investments portfolio. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, and to the extent the yield on American Enterprise Life's investment portfolio declines below its targeted spread plus the guaranteed minimum interest crediting rates on American Enterprise Life's annuity contracts with fixed accounts, American Enterprise Life's profitability would be negatively affected. This negative impact may be compounded by the fact that many of American Enterprise Life's interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $2 billion were outstanding at December 31, 2003 to hedge interest rate exposure. The entire $2 billion of the notional par relates to interest rate swaps and floors American Enterprise Life has exclusively with IDS Life.

The negative effect on American Enterprise Life's annual pretax net income of a 100 basis point increase in interest rates, which assumes intervals at which interest credited to contractholder's fixed accounts are reset and customer behavior based on the application of proprietary models to the book of business at December 31, 2003, and the impact of any derivatives, would be a decrease of approximately $3.6 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets or of the underlying mutual funds. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use, from time to time, index options to manage the equity market risk related to fee income. These derivatives economically hedge fee income by providing option income when there is a significant decline in the equity markets. American Enterprise Life did not have equity-based derivatives outstanding at December 31, 2003 for this purpose.

The negative effect on American Enterprise Life's pretax earnings of a 10 percent decline in equity prices would be approximately $1.5 million based on separate account assets as of December 31, 2003.

LIQUIDITY AND CAPITAL RESOURCES

American Enterprise Life's liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal and capital contributions received from IDS Life. The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases. American Enterprise Life routinely reviews its sources and uses of funds in order to meet its ongoing obligations.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the line of credit at December 31, 2003. At December 31, 2003, American Enterprise Life had outstanding reverse repurchase agreements totaling $67.5 million. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At December 31, 2003, investments in Available-for-Sale fixed maturity securities comprised 92 percent of American Enterprise Life's total invested assets and primarily include mortgage and other asset-backed securities, and corporate debt. Approximately 42 percent is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. American Enterprise Life's corporate bonds and obligations comprise a diverse portfolio with the largest concentrations accounting for approximately 47 percent of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At December 31, 2003 and based on amortized costs, approximately 7 percent of American Enterprise Life's investments in Available-for-Sale fixed maturity securities were below investment grade bonds. These investments may be subject to a higher degree of risk than investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified certain Available-for-Sale fixed maturity securities for which a decline in fair value has been determined to be other-than-temporary, and has written them down to fair value with a charge to net income.

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During 2001, American Enterprise Life placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of December 31, 2003, the retained interests had a carrying value of $41.1 million, of which $30.3 million is considered investment grade. American Enterprise Life has no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2003, net unrealized gains on Available-for-Sale fixed maturity securities included $160.8 million (pretax) of gross unrealized gains and $55.4 million (pretax) of gross unrealized losses.

At December 31, 2003, American Enterprise Life had reserves for losses for mortgage loans of $7.4 million.

The economy and other factors have caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of December 31, 2003, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

FORWARD-LOOKING STATEMENTS

Certain statements in Item 7. of this Form 10-K Annual Report contain forward-looking statements that are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in American Enterprise Life's investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect American Enterprise Life against losses; negative changes in American Enterprise Life's credit ratings; increasing competition in all American Enterprise Life's major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that American Enterprise Life may from time-to-time invest in which could affect both American Enterprise Life's balance sheet and results of operations; and outcomes of litigation.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2003 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.


American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2003 and 2002, and for each of the three years in the period ended Dec. 31, 2003, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity as of Dec. 31, 2003 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
----------------------
    Ernst & Young LLP
    Minneapolis, Minnesota
    January 26, 2004

                                     -- 1 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE AMOUNTS)                                                          2003          2002

ASSETS

Investments: (Note 2)
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $6,545,561; 2002, $5,105,431)         $6,650,906    $5,288,855
      Common stocks, at fair value (cost: 2003, $--; 2002, $--)                                             6            --
   Mortgage loans on real estate                                                                      534,812       587,535
   Other investments                                                                                    6,069         2,381
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             7,191,793     5,878,771
Cash and cash equivalents (Note 1)                                                                      9,065     1,118,692
Amounts due from brokers                                                                                  161            --
Other accounts receivable                                                                               3,572         1,584
Accrued investment income                                                                              70,591        56,448
Deferred policy acquisition costs (Note 3)                                                            345,966       260,577
Other assets                                                                                            6,335        15,887
Separate account assets                                                                             1,108,160       694,771
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 $8,735,643    $8,026,730
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $6,645,315    $5,411,938
      Universal life-type insurance                                                                        27            16
   Policy claims and other policyholders' funds                                                         3,100         9,050
   Amounts due to brokers                                                                              75,070       985,081
   Deferred income taxes, net                                                                          11,618        17,608
   Other liabilities                                                                                   68,674        82,453
   Separate account liabilities                                                                     1,108,160       694,771
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             7,911,964     7,200,917
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
     20,000 shares issued and outstanding                                                               3,000         3,000
   Additional paid-in capital                                                                         591,872       591,872
   Retained earnings                                                                                  177,545       139,916
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                  60,078       104,259
      Net unrealized derivative losses                                                                 (8,816)      (13,234)
---------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income (loss)                                           51,262        91,025
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                      823,679       825,813
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $8,735,643    $8,026,730
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 2 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001

REVENUES

Net investment income                                                                 $372,194       $292,067      $271,718
Contractholder charges                                                                   7,569          6,454         5,998
Mortality and expense risk fees                                                         13,749         12,452        10,247
Net realized gain (loss) on investments                                                 25,105              3       (89,920)
---------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                      418,617        310,976       198,043
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Interest credited on investment contracts and universal life-type insurance            257,235        215,918       180,906
Amortization of deferred policy acquisition costs                                       45,605         48,469        45,494
Other insurance and operating expenses                                                  59,073         98,766        35,579
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                         361,913        363,153       261,979
Income (loss) before income tax provision (benefit)                                     56,704        (52,177)      (63,936)
Income tax provision (benefit)                                                          19,075        (18,487)      (22,208)
---------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                     $ 37,629       $(33,690)     $(41,728)
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 3 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001

CASH FLOWS FROM OPERATING ACTIVITIES

Net income (loss)                                                                  $    37,629    $   (33,690)  $   (41,728)
Adjustments to reconcile net income (loss) to net cash (used in)
   provided by operating activities:
   Change in accrued investment income                                                 (14,143)       (11,026)        9,519
   Change in other accounts receivable                                                  (1,988)           228          (945)
   Change in deferred policy acquisition costs, net                                    (75,285)       (65,680)      (19,301)
   Change in other assets                                                                9,552         (7,360)       31,411
   Change in policy claims and other policyholders' funds                               (5,950)         6,764        (7,009)
   Deferred income tax provision (benefit)                                              15,420         (3,725)      (34,562)
   Change in other liabilities                                                         (13,779)        17,936         6,553
   Amortization of premium (accretion of discount), net                                 23,699            167          (689)
   Net realized (gain) loss on investments                                             (25,105)            (3)       89,920
   Other, net                                                                            7,730         12,784        (7,796)
---------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by operating activities                              (42,220)       (83,605)       25,373

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                             3,365,402      1,092,923       803,034
   Maturities, sinking fund payments and calls                                         875,785        500,348       379,281
   Purchases                                                                        (5,678,854)    (3,409,718)   (1,446,157)
Other investments:
   Sales                                                                                72,281         64,988        71,110
   Purchases                                                                           (25,287)        (4,391)       (8,513)
Change in amounts due from brokers                                                        (161)        41,705       (40,389)
Change in amounts due to brokers                                                      (910,011)       759,954       200,740
---------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                         (2,300,845)      (954,191)      (40,894)

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                           1,733,030      2,052,002       779,626
   Surrenders and other benefits                                                      (756,827)      (621,646)     (779,649)
   Interest credited to account balances                                               257,235        215,918       180,906
Capital contribution                                                                        --        250,000        60,000
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                      1,233,438      1,896,274       240,883
   Net (decrease) increase in cash and cash equivalents                             (1,109,627)       858,478       225,362
   Cash and cash equivalents at beginning of year                                    1,118,692        260,214        34,852
---------------------------------------------------------------------------------------------------------------------------
   Cash and cash equivalents at end of year                                        $     9,065    $ 1,118,692   $   260,214
===========================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                               $     3,266    $    12,761   $        --
   Interest on borrowings                                                          $       377    $        --   $        15
---------------------------------------------------------------------------------------------------------------------------

See notes to consolidated financial statements.

                                                                         -- 4 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED
                                                                                         OTHER
                                                                       ADDITIONAL    COMPREHENSIVE                    TOTAL
                                                           CAPITAL       PAID-IN    INCOME (LOSS),   RETAINED     STOCKHOLDER'S
FOR THE THREE YEARS ENDED DECEMBER 31, 2003 (THOUSANDS)     STOCK        CAPITAL      NET OF TAX     EARNINGS        EQUITY
Balance, January 1, 2001                                   $3,000       $281,872      $(62,097)      $215,334      $438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of income
      tax provision of $73,754                                 --             --       136,972             --       136,972
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net loss,
      net of income tax provision of $30,811                   --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net loss, net of income tax benefit
      of $4,535                                                --             --         8,422             --         8,422
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                        11,720
Capital contribution                                           --         60,000            --             --        60,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                  3,000        341,872        (8,649)       173,606       509,829
Comprehensive income:
   Net loss                                                    --             --            --        (33,690)      (33,690)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of pretax
      deferred policy acquisition costs of ($23,026) and
      income tax provision of $51,599                          --             --        95,827             --        95,827
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      loss, net of income tax provision of $2,471              --             --        (4,589)            --        (4,589)
   Reclassification adjustment for losses on
      derivatives included in net loss, net of income tax
      benefit of $4,542                                        --             --         8,436             --         8,436
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                        65,984
Capital contribution                                           --        250,000            --             --       250,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000        591,872        91,025        139,916       825,813
Comprehensive income:
   Net income                                                  --             --            --         37,629        37,629
   Net unrealized holding losses on Available-for-Sale
      Securities arising during the year, net of pretax
      deferred policy acquisition costs of $10,104 and
      income tax benefit of $14,632                            --             --       (27,174)            --       (27,174)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of $9,157            --             --       (17,006)            --       (17,006)
   Reclassification adjustment for losses on
      derivatives included in net income, net of income
      tax benefit of $2,378                                    --             --         4,417             --         4,417
---------------------------------------------------------------------------------------------------------------------------

   Total comprehensive loss                                                                                          (2,134)
Capital contribution                                           --             --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2003                                 $3,000       $591,872      $ 51,262       $177,545      $823,679
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 5 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. American Enterprise Life is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. American Enterprise Life also wholly owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

American Enterprise Life's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. American Enterprise Life distributes its products primarily through financial institutions and regional and/or independent broker dealers.

American Enterprise Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under American Enterprise Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 5). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REVENUE RECOGNITION

NET INVESTMENT INCOME

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

CONTRACTHOLDER AND POLICYHOLDER CHARGES

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

NET REALIZED GAIN (LOSS) ON INVESTMENTS

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

                                      -- 6 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESTMENTS -- FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. American Enterprise Life's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage backed securities.

Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

INVESTMENTS -- MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

CASH AND CASH EQUIVALENTS

American Enterprise Life considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. For annuity products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of the interest margins associated with the products.

For annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

                                      -- 7 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


GUARANTEED MINIMUM DEATH BENEFITS

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of American Enterprise Life's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002 and 2001 were $2.9 million, $6.4 million, and $0.8 million, respectively. American Enterprise Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, American Enterprise Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods. See Recently issued accounting standards section herein for a description of Statement of Position 03-1.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates, ranging from 4.6% to 8.5%, depending on year of issue, with an average rate of approximately 6.1%.

REINSURANCE

There are no amounts recoverable from reinsurers at December 31, 2003 and 2002.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by American Enterprise Life is $750,000 on any single life. American Enterprise Life retains all accidental death benefit, and waiver of premium risk.

FEDERAL INCOME TAXES

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

SEPARATE ACCOUNT BUSINESS

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. Through December 31, 2003, American Enterprise Life received mortality and expense risk fees directly from the separate accounts. During the fourth quarter of 2003, AEFC replaced IDS Life as the investment manager of these proprietary mutual funds. In connection with this change and through an agreement with AEFC, American Enterprise Life receives fund administrative services fees for the fund management services American Enterprise Life provides these proprietary mutual funds.

American Enterprise Life makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, American Enterprise Life guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. American Enterprise Life also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

                                      -- 8 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. Additionally, there were no other impacts on the financial statements as of December 31, 2003.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on American Enterprise Life's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). American Enterprise Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by American Enterprise Life. SOP 03-1 is required to be adopted on January 1, 2004, and any impact will be recognized in American Enterprise Life's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 2, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

In July 2000, the FASB's EITF issued a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." American Enterprise Life adopted the consensus as of January 1, 2001. Issue No. 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects American Enterprise Life's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, American Enterprise Life holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, American Enterprise Life adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which required an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34.7 million. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 9 for further discussion of American Enterprise Life's derivatives and hedging activities.

2. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                               COST           GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Mortgage and other asset-backed securities                         $3,066,446      $ 37,207       $(22,106)   $3,081,547
   Corporate bonds and obligations                                     2,737,449        98,969        (18,067)    2,818,351
   Foreign corporate bonds and obligations                               574,582        23,521         (6,055)      592,048
   U.S. Government agency obligations                                     87,614           741            (19)       88,336
   Structured investments                                                 49,232            --         (8,106)       41,126
   State and municipal obligations                                        30,238           322         (1,062)       29,498
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        6,545,561       160,760        (55,415)    6,650,906
   Common stocks                                                              --             6             --             6
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity and equity securities                            $6,545,561      $160,766       $(55,415)   $6,650,912
===========================================================================================================================

                                                                         -- 9 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Mortgage and other asset-backed securities                         $3,306,057      $101,719       $   (804)   $3,406,972
   Corporate bonds and obligations                                     1,459,454        89,905        (17,264)    1,532,095
   Foreign corporate bonds and obligations                               278,974        19,078           (663)      297,389
   U.S. Government agency obligations                                      4,928           389             --         5,317
   Structured investments                                                 53,768            --         (9,142)       44,626
   State and municipal obligations                                         2,250           206             --         2,456
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        5,105,431       211,297        (27,873)    5,288,855
   Common stocks                                                              --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity and equity securities                            $5,105,431      $211,297       $(27,873)   $5,288,855
===========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                              LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
                                              FAIR     UNREALIZED           FAIR     UNREALIZED        FAIR      UNREALIZED
(THOUSANDS)                                   VALUE      LOSSES             VALUE      LOSSES          VALUE       LOSSES
-----------------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES:

Mortgage and other asset-backed securities  $1,411,059   $(22,106)         $   --      $ --          $1,411,059   $(22,106)
Corporate bonds and obligations                797,463    (18,012)          1,438       (55)            798,901    (18,067)
Foreign corporate bonds and obligations        172,213     (6,055)             --        --             172,213     (6,055)
U.S. Government agency obligations                 529        (19)             --        --                 529        (19)
State and municipal obligations                 21,943     (1,062)             --        --              21,943     (1,062)
-----------------------------------------------------------------------------------------------------------------------------
Total                                       $2,403,207   $(47,254)         $1,438      $(55)         $2,404,645   $(47,309)
=============================================================================================================================

NOTE: EXCLUDES STRUCTURED INVESTMENTS THAT ARE ACCOUNTED FOR PURSUANT TO EITF 99-20, AND ARE THEREFORE OUTSIDE THE SCOPE OF EITF 03-1. AT DECEMBER 31, 2003, SUCH INVESTMENTS HAD GROSS UNREALIZED LOSSES OF $8.1 MILLION.

Approximately 204 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See Investments -- Fixed maturity and equity securities section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary.

The following is a distribution of Available-for-Sale securities by maturity at December 31, 2003:

                                                                                                  AMORTIZED       FAIR
(THOUSANDS)                                                                                         COST          VALUE
---------------------------------------------------------------------------------------------------------------------------
Due within one year                                                                              $   37,979    $   38,741
Due from one to five years                                                                          883,902       934,536
Due from five to ten years                                                                        2,306,080     2,354,394
Due in more than ten years                                                                          251,154       241,687
Mortgage and other asset-backed securities                                                        3,066,446     3,081,548
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                         $6,545,561    $6,650,906
===========================================================================================================================

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

                                                                        -- 10 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At December 31, 2003, fixed maturity securities comprised approximately 92 percent of American Enterprise Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $132.6 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

RATING                                                 2003          2002
----------------------------------------------------------------------------
AAA                                                     50%           65%
AA                                                       2             1
A                                                       18            10
BBB                                                     23            19
Below investment grade                                   7             5
----------------------------------------------------------------------------
   Total                                               100%          100%
----------------------------------------------------------------------------

At December 31, 2003, approximately 92% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                    2003          2002         2001
--------------------------------------------------------------------------------
Sales                                       $3,365,402   $1,092,923   $  803,034
Maturities                                  $  875,785   $  500,348   $  379,281
Purchases                                   $5,678,854   $3,409,718   $1,446,157
================================================================================

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $65.8 million, $38.2 million and $17.9 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized losses on sales of Available-for-Sale securities were approximately ($30.3 million), ($17.6 million) and ($72.6 million) for the same periods. American Enterprise Life also recognized losses of approximately ($9.3 million), ($14.5 million) and ($30.1 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, American Enterprise Life recognized pretax losses of $90.2 million to recognize the impact of higher default rate assumptions on certain structured investments, to write down lower-rated securities (most of which were sold in 2001) in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments. Of the total charge of $90.2 million, approximately $83.7 million of these losses are included in net realized losses on investments and $6.5 million are included in net investment income.

Also during 2001 American Enterprise Life placed a majority of its rated CDO securities and related accrued interest (collectively referred to as transferred assets) having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $46.5 million. As of December 31, 2003, the retained interests had a carrying value of $41.1 million, of which $30.3 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based upon the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue No. 99-20.

The change in net unrealized securities gains (losses) recognized in other comprehensive income includes two components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), and (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities (reclassification for realized gains (losses)). This reclassification has no effect on total comprehensive income or shareholder's equity.

The following table presents these components of other comprehensive income net of tax:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains                                                               $(27,174)       $95,827      $136,972
Reclassification for realized securities losses (gains)                               (17,006)        (4,589)      (57,220)
--------------------------------------------------------------------------------------------------------------------------
Increase in net unrealized securities (losses) gains recognized in other
comprehensive income                                                                 $(44,180)       $91,238      $ 79,752
===========================================================================================================================

At December 31, 2003 and 2002, bonds carried at $3.5 million and $3.4 million, respectively, were on deposit with various states as required by law.

                                                                        -- 11 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Pursuant to the adoption of SFAS No. 133 at January 1, 2001, American Enterprise Life reclassified all held-to-maturity securities with a carrying value of $934.1 million and net unrealized losses of $7.1 million to Available-for-Sale.

MORTGAGE LOANS ON REAL ESTATE

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                                                                             2003          2002
---------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $542,174      $598,347
Mortgage loans on real estate reserves                                                                 (7,362)      (10,812)
---------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $534,812      $587,535
===========================================================================================================================

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements.

At December 31, 2003 and 2002, American Enterprise Life's recorded investment in impaired mortgage loans on real estate was $2.8 million and $11.7 million, with a reserve of $1.0 million and $4.7 million, respectively. During 2003 and 2002, the average recorded investment in impaired mortgage loans on real estate was $6.6 million and $9.4 million, respectively. American Enterprise Life recognized $0.2 million, $0.3 million and $0.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2003, 2002 and 2001, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                     $10,812        $ 5,067        $5,054
Provision for mortgage loan losses                                                         281          6,079           928
Foreclosures, write-offs and other                                                      (3,731)          (334)         (915)
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                   $ 7,362        $10,812        $5,067
===========================================================================================================================

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                            DECEMBER 31, 2003                            DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE        FUNDING                    ON BALANCE      FUNDING
REGION                                                     SHEET        COMMITMENTS                     SHEET      COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------------
South Atlantic                                           $118,183      $   --                        $145,999           $--
Middle Atlantic                                            75,056          --                          85,680            --
East North Central                                         99,371       1,000                         103,713            --
Mountain                                                   74,347          --                          75,001            --
West North Central                                         88,961          --                          99,790            --
New England                                                25,229          --                          28,360            --
Pacific                                                    24,607          --                          25,759            --
West South Central                                         25,724          --                          26,889            --
East South Central                                         10,696          --                           7,156            --
--------------------------------------------------------------------------------------------------------------------------------
                                                          542,174       1,000                         598,347            --
Less reserves for losses                                   (7,362)         --                         (10,812)           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                 $534,812      $1,000                        $587,535           $--
================================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                            DECEMBER 31, 2003                           DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE        FUNDING                    ON BALANCE      FUNDING
PROPERTY TYPE                                              SHEET        COMMITMENTS                     SHEET      COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                 $139,417      $   --                        $159,176           $--
Apartments                                                113,746          --                         132,567            --
Office buildings                                          169,904       1,000                         171,799            --
Industrial buildings                                       60,275          --                          67,776            --
Hotels/motels                                              33,091          --                          35,421            --
Medical buildings                                          18,694          --                          24,476            --
Nursing/retirement homes                                    2,413          --                           2,707            --
Mixed use                                                   4,634          --                           4,425            --
--------------------------------------------------------------------------------------------------------------------------------
                                                          542,174       1,000                         598,347            --
Less reserves for losses                                   (7,362)         --                         (10,812)           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                 $534,812      $1,000                        $587,535           $--
================================================================================================================================

Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2003 and 2002 was not material.

                                                                        -- 12 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Mortgage loan findings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan.

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                            $321,420       $239,084      $211,920
Income on mortgage loans on real estate                                                 42,482         47,697        54,723
Other                                                                                   11,600          8,874         6,498
---------------------------------------------------------------------------------------------------------------------------
                                                                                       375,502        295,655       273,141
Less investment expenses                                                                 3,308          3,588         1,423
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                              $372,194       $292,067      $271,718
===========================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $26,163        $ 6,068      $(84,770)
Mortgage loans on real estate                                                            3,450         (5,744)       (1,263)
Other                                                                                   (4,508)          (321)       (3,887)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $25,105        $     3      $(89,920)
===========================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                            $260,577       $217,923      $198,622
Capitalization of expenses                                                             120,890        114,149        64,795
Amortization                                                                           (45,605)       (48,469)      (45,494)
Change in unrealized investment gains and losses                                        10,104        (23,026)           --
---------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                  $345,966       $260,577      $217,923
===========================================================================================================================

4. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                             $ 3,371       $(15,096)     $ 11,803
   Deferred                                                                             15,420         (3,725)      (34,562)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        18,791        (18,821)      (22,759)
State income taxes-current                                                                 284            334           551
---------------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit)                                                           $19,075       $(18,487)     $(22,208)
===========================================================================================================================

Income tax expense (benefit) differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2003                       2002                         2001
(DOLLARS IN THOUSANDS)                                 PROVISION      RATE       PROVISION       RATE          PROVISION      RATE
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes based on the statutory rate        $19,846       35.0%      $(18,262)      (35.0)%        $(22,378)     (35.0)%
Tax-exempt interest and dividend income                    (485)      (0.8)           (62)       (0.1)               (3)        --
State taxes, net of federal benefit                         184        0.3            217         0.4               358        0.6
Other, net                                                 (470)      (0.9)          (380)       (0.7)             (185)      (0.3)
------------------------------------------------------------------------------------------------------------------------------------
Total income taxes                                      $19,075       33.6%      $(18,487)      (35.4)%        $(22,208)     (34.7)%
====================================================================================================================================

                                                                        -- 13 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of American Enterprise Life's deferred income tax assets and liabilities as of December 31 are as follows:

(THOUSANDS)                                                                                             2002          2001
---------------------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                                   $ 64,080      $ 48,048
   Net unrealized losses on Available-for-Sale securities                                              10,688            --
   Investments, other                                                                                   3,252         3,154
   Other                                                                                                  412         6,049
---------------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                                       78,432        57,251
---------------------------------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   90,050        73,243
   Net unrealized gains on Available-for-Sale securities                                                   --         1,616
---------------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                                  90,050        74,859
---------------------------------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                                                  $(11,618)     $(17,608)
===========================================================================================================================

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Enterprise Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $99.1 million and $101.5 million as of December 31, 2003 and 2002, respectively. Any dividend distributions in 2003 would require approval by the Indiana Department of Insurance.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                                               2003          2002           2001
---------------------------------------------------------------------------------------------------------------------------
Statutory net gain (loss)                                                             $  6,483       $(85,113)     $(81,461)
Statutory capital and surplus                                                          495,816        493,339       303,501
---------------------------------------------------------------------------------------------------------------------------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that American Enterprise Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44.8 million to American Enterprise Life's statutory-basis capital and surplus as of January 1, 2001.

6. RELATED PARTY TRANSACTIONS

American Enterprise Life has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $56.3 million, $44.5 million, and $34.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003 and, as discussed in the "Separate account business" section of Note 1 herein, AEFC receives management fees from these funds. American Enterprise Life continues to provide fund management services other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services American Enterprise Life provides. During the fourth quarter of 2003, $138 thousand was received by American Enterprise Life under this arrangement.

American Enterprise Life has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2003 and 2002 is $2.4 million and $1.5 million, respectively, payable to IDS Life for federal income taxes.

                                    -- 14 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. LINES OF CREDIT

American Enterprise Life has an available line of credit with AEFC aggregating $50.0 million. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Enterprise Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

At December 31, 2003, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

Reinsurance contracts do not relieve American Enterprise Life from its primary obligation to policyholders.

The IRS routinely examines American Enterprise Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial position as a result of these audits.

9. DERIVATIVE FINANCIAL INSTRUMENTS

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. American Enterprise Life is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. American Enterprise Life monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of American Enterprise Life's counterparties are rated A or better by Moody's and Standard & Poor's.

American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($42.7 million) and ($72.5 million) at December 31, 2003 and 2002, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $6.1 million and $15.9 million at December 31, 2003 and 2002, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $nil and $8 thousand as of December 31, 2003 and 2002, respectively, and are included in Other assets. American Enterprise Life incurred ($11.6 million) and ($56.8 million) in derivative losses in 2003 and 2002, respectively, which are included in Other operating expenses. The decrease in derivative losses in 2003 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The derivatives expire at various dates through 2006.

                                    -- 15 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

American Enterprise Life discloses fair value information for financial instruments for which it is practicable to estimate that value. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future fair values. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                                 2003                          2002
                                                       CARRYING       FAIR            CARRYING        FAIR
(THOUSANDS)                                             AMOUNT        VALUE            AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturities                                     $6,650,906    $6,650,906        $5,288,855    $5,288,855
Common stocks                                        $        6    $        6        $       --    $       --
Mortgage loans on real estate                        $  534,812    $  585,295        $  587,535    $  656,200
Derivatives                                          $    6,072    $    6,072        $   15,852    $   15,852
Cash and cash equivalents                            $    9,065    $    9,065        $1,118,692    $1,118,692
Separate account assets                              $1,108,160    $1,108,160        $  694,771    $  694,771
-------------------------------------------------------------------------------------------------------------

FINANCIAL LIABILITIES
Future policy benefits for fixed annuities             $6,623,247  $6,385,595        $5,388,765    $5,256,677
Derivatives                                            $   42,904  $   42,904        $   73,058    $   73,058
Separate account liabilities                           $1,107,211  $1,064,419        $  694,248    $  671,315
-------------------------------------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $22.1 million and $23.2 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $0.9 million and $0.5 million, respectively.

                                    -- 16 --

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                              p.  3
Rating Agencies                                          p.  4
Principal Underwriter                                    p.  4
Independent Auditors                                     p.  4
Condensed Financial Information (Unaudited)              p.  5

Financial Statements

        AMERICAN EXPRESS(R)GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


45211 G (4/04)

PROSPECTUS


APRIL 30, 2004


AMERICAN EXPRESS


PINNACLE VARIABLE ANNUITY(R)


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN
             ENTERPRISE LIFE)
            829 AXP Financial Center
            Minneapolis, MN 55474

            Telephone: (800) 333-3437
            (Home Office)
            AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE
             MVA ACCOUNT


New Pinnacle Variable Annuity contracts are not currently being offered.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    Fidelity(R) Variable Insurance Products - Service Class

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT)
     - Class 2

-    MFS(R)Variable Insurance Trust(SM)

-    Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    9
FINANCIAL STATEMENTS                                                          13
THE VARIABLE ACCOUNT AND THE FUNDS                                            13
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                                          17
THE ONE-YEAR FIXED ACCOUNT                                                    19
BUYING YOUR CONTRACT                                                          19
CHARGES                                                                       21
VALUING YOUR INVESTMENT                                                       24
MAKING THE MOST OF YOUR CONTRACT                                              26
WITHDRAWALS                                                                   30
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                          30
CHANGING OWNERSHIP                                                            31
BENEFITS IN CASE OF DEATH                                                     31
OPTIONAL BENEFITS                                                             33
THE ANNUITY PAYOUT PERIOD                                                     37
TAXES                                                                         39
VOTING RIGHTS                                                                 41
SUBSTITUTION OF INVESTMENTS                                                   41
ABOUT THE SERVICE PROVIDERS                                                   42
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         43
ADDITIONAL INFORMATION                                                        50
EXPERTS                                                                       50
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION              51
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  67


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates declared for Guarantee Periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


-    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code


-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.



           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). It may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract as a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made.

(EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 13)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 17 and p. 19)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (p. 19)




           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

MINIMUM ADDITIONAL PURCHASE PAYMENTS
      $50 for Systematic Investment Plans (SIPs).

      $100 for all other payment plans.


MAXIMUM TOTAL PURCHASE PAYMENTS*
      $1,000,000 for issue ages through 85.

      $100,000 for issue ages 86 to 90.


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 27)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. 30)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 31)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 31)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 33)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 37)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 39)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority.

CHARGES: We assess certain charges in connection with your contract (p. 21):


-    $30 annual contract administrative charge(1);

- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- if you select Return of Purchase Payments (ROP) Death Benefit, a 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select Maximum Anniversary Value (MAV) Death Benefit(2), a 1.10% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select the Benefit Protector(SM) Death Benefit Rider(3) (Benefit Protector), an annual fee of 0.25% of the contract value;


- if you select the Benefit Protector(SM) Plus Death Benefit Rider(3) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;


-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-    the operating expenses of the funds in which the subaccounts invest.


(1) Some states limit the amount of the contract charge allocated to the fixed account.

(2) Available if you and the annuitant are 78 or younger at contract issue.
(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.



           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS
                                        5

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

          YEARS FROM PURCHASE                      WITHDRAWAL CHARGE
            PAYMENT RECEIPT                           PERCENTAGE
                  1                                       8%
                  2                                       8
                  3                                       7
                  4                                       6
                  5                                       5
                  6                                       4
                  7                                       2
                  Thereafter                              0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average daily subaccount value)

The death benefit you select determines the fees you pay.



                                                    ROP DEATH BENEFIT           MAV DEATH BENEFIT
VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                     0.15%                       0.15%
MORTALITY AND EXPENSE RISK FEE                             1.00                        1.10
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                     1.15%                       1.25%



OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                      $   30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                            0.25%*
(As a percentage of the contract value charged annually on the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                  0.40%*
(As a percentage of the contract value charged annually on the contract anniversary.)


*  This fee apples only if you elect this optional feature.



            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                   MINIMUM           MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements          .69%             1.19%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                GROSS TOTAL
                                                                   MANAGEMENT       12b-1         OTHER         ANNUAL
                                                                      FEES          FEES         EXPENSES       EXPENSES
AXP(R) Variable Portfolio
      Blue Chip Advantage Fund                                        .53%          .13%           .14%           .80%(1)
      Cash Management Fund                                            .51           .13            .06            .70(1)
      Diversified Bond Fund                                           .60           .13            .08            .81(1)
      Diversified Equity Income Fund                                  .53           .13            .10            .76(1)
      High Yield Bond Fund                                            .62           .13            .08            .83(1)
      Managed Fund                                                    .61           .13            .06            .80(1)
      NEW DIMENSIONS FUND(R)                                          .62           .13            .07            .82(1)
      Small Cap Advantage Fund                                        .81           .13            .25           1.19(1)
AIM V.I.
      AIM V.I. Capital Appreciation Fund, Series I Shares             .61            --            .24            .85(2)
      AIM V.I. Premier Equity Fund, Series I Shares                   .61            --            .24            .85(2)
Fidelity(R) VIP
      Balanced Portfolio Service Class                                .43           .10            .16            .69(3)
      Growth & Income Portfolio Service Class                         .48           .10            .11            .69(3)
      Growth Portfolio Service Class                                  .58           .10            .09            .77(4)
      Mid Cap Portfolio Service Class                                 .58           .10            .12            .80(3)
FTVIPT
      Franklin Small Cap Fund - Class 2                               .51           .25            .29           1.05(5),(6)
      Franklin Small Cap Value Securities Fund - Class 2              .57           .25            .19           1.01(5),(6)
      Mutual Shares Securities Fund - Class 2                         .60           .25            .20           1.05(5)
      Templeton Foreign Securities Fund - Class 2                     .69           .25            .22           1.16(6)
MFS(R)
      Investors Trust Series - Initial Class                          .75            --            .12            .87(7)
      New Discovery Series - Initial Class                            .90            --            .14           1.04(7)
      Total Return Series - Initial Class                             .75            --            .09            .84(7)
      Utilities Series - Initial Class                                .75            --            .17            .92(7)
Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares              .48           .25            .05            .78(8)
      Putnam VT Income Fund - Class IB Shares                         .59           .25            .09            .93(8)
      Putnam VT International Equity Fund - Class IB Shares           .76           .25            .18           1.19(8)
      Putnam VT Vista Fund - Class IB Shares                          .65           .25            .11           1.01(8)


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contract and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.
(2) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(3) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.
(4) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. These offsets may be discontinued at any time.
(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.04%) and 1.01% for FTVIPT Franklin Small Cap Fund - Class 2, (0.02%) and 0.99% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.04%) and 1.12% for FTVIPT Templeton Foreign Securities Fund - Class 2.
(7) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.03% for New Discovery Series and 0.91% for Utilities Series.
(8) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you selected the MAV death benefit and the optional Benefit Protector Plus. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                          IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                IF YOU WITHDRAW YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:

                         1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR   3 YEARS   5 YEARS     10 YEARS
                       $ 1,097.25  $ 1,609.95  $ 2,047.75  $ 3,258.90   $ 297.25  $ 909.95  $ 1,547.75  $ 3,258.90


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and do not select any optional riders. Although your actual costs maybe higher or lower, based on these assumptions, your costs would be:


                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:

                        1 YEAR    3 YEARS     5 YEARS   10 YEARS       1 YEAR   3 YEARS   5 YEARS    10 YEARS
                       $ 994.75  $ 1,302.27 $ 1,535.04 $ 2,238.00     $ 194.75  $ 602.27 $ 1,035.04  $ 2,238.00



* In these examples, the $30 contract administrative charge is approximated as a .060% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.


VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                   2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.61  $   0.79  $   0.96  $   1.09  $   1.00
Accumulation unit value at end of period                                          $   0.76  $   0.61  $   0.79  $   0.96  $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                 --         3         2        17        --

SUBACCOUNT PCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (11/11/1999)
Accumulation unit value at beginning of period                                    $   1.08  $   1.08  $   1.05  $   1.01  $   1.00
Accumulation unit value at end of period                                          $   1.07  $   1.08  $   1.08  $   1.05  $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                 72       161       284        --        --

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP VARIABLE PORTFOLIO - CASH  MANAGEMENT FUND AS OF DEC. 31, 2003
 WERE (0.76%) AND (0.76%), RESPECTIVELY.

SUBACCOUNT PBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (11/11/1999)
Accumulation unit value at beginning of period                                    $   1.17  $   1.12  $   1.05  $   1.01  $   1.00
Accumulation unit value at end of period                                          $   1.20  $   1.17  $   1.12  $   1.05  $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                 31        32        24        --        --

SUBACCOUNT PDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.81  $   1.01  $   1.00  $   1.02  $   1.00
Accumulation unit value at end of period                                          $   1.13  $   0.81  $   1.01  $   1.00  $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                 25        25        26        --        --

SUBACCOUNT PEXI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.89  $   0.96  $   0.92  $   1.03  $   1.00
Accumulation unit value at end of period                                          $   1.10  $   0.89  $   0.96  $   0.92  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                 81        96        40        --        --

SUBACCOUNT PMGD2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.79  $   0.92  $   1.04  $   1.08  $   1.00
Accumulation unit value at end of period                                          $   0.94  $   0.79  $   0.92  $   1.04  $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                122       135       173         1        --

SUBACCOUNT PNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.66  $   0.85  $   1.04  $   1.15  $   1.00
Accumulation unit value at end of period                                          $   0.81  $   0.66  $   0.85  $   1.04  $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                294       339        58         9        --

SUBACCOUNT PSCA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.87  $   1.06  $   1.15  $   1.11  $   1.00
Accumulation unit value at end of period                                          $   1.27  $   0.87  $   1.06  $   1.15  $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                 27        32        11        --        --

SUBACCOUNT PCAP2 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.63  $   0.84  $   1.11  $   1.26  $   1.00
Accumulation unit value at end of period                                          $   0.81  $   0.63  $   0.84  $   1.11  $   1.26
Number of accumulation units outstanding at end of period (000 omitted)                150       131        78        29        --

SUBACCOUNT PVAL2 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.56  $   0.81  $   0.94  $   1.11  $   1.00
Accumulation unit value at end of period                                          $   0.69  $   0.56  $   0.81  $   0.94  $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                405       422       274        --        --

SUBACCOUNT PBAL2 (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.84  $   0.93  $   0.96  $   1.02  $   1.00
Accumulation unit value at end of period                                          $   0.98  $   0.84  $   0.93  $   0.96  $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                 65        68        59        --        --

SUBACCOUNT PGRI2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.72  $   0.88  $   0.98  $   1.03  $   1.00
Accumulation unit value at end of period                                          $   0.89  $   0.72  $   0.88  $   0.98  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                157       145        90         3        --


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                   2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGRO2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.57  $   0.83  $   1.02  $   1.16  $   1.00
Accumulation unit value at end of period                                          $   0.75  $   0.57  $   0.83  $   1.02  $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                191       159       152       129        --

SUBACCOUNT PMDC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                    $   1.39  $   1.56  $   1.63  $   1.24  $   1.00
Accumulation unit value at end of period                                          $   1.90  $   1.39  $   1.56  $   1.63  $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                268       298       202        11        --

SUBACCOUNT PSMC2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.71  $   1.01  $   1.21  $   1.43  $   1.00
Accumulation unit value at end of period                                          $   0.97  $   0.71  $   1.01  $   1.21  $   1.43
Number of accumulation units outstanding at end of period (000 omitted)                495       546       261        21        --

SUBACCOUNT PVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                    $   1.30  $   1.45  $   1.29  $   1.04  $   1.00
Accumulation unit value at end of period                                          $   1.70  $   1.30  $   1.45  $   1.29  $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                 --        --        --        --        --

SUBACCOUNT PMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                    $   1.07  $   1.22  $   1.16  $   1.03  $   1.00
Accumulation unit value at end of period                                          $   1.32  $   1.07  $   1.22  $   1.16  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                281       285        63         5        --

SUBACCOUNT PINT2 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.73  $   0.90  $   1.09  $   1.13  $   1.00
Accumulation unit value at end of period                                          $   0.95  $   0.73  $   0.90  $   1.09  $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                102        89        29        12        --

SUBACCOUNT PGIS2 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.67  $   0.86  $   1.04  $   1.05  $   1.00
Accumulation unit value at end of period                                          $   0.81  $   0.67  $   0.86  $   1.04  $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                  2         2         9         8        --

SUBACCOUNT PNDS2 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.88  $   1.30  $   1.38  $   1.43  $   1.00
Accumulation unit value at end of period                                          $   1.16  $   0.88  $   1.30  $   1.38  $   1.43
Number of accumulation units outstanding at end of period (000 omitted)                 30        27        14        14        --

SUBACCOUNT PTRS2 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - INITIAL CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                    $   1.06  $   1.14  $   1.15  $   1.00  $   1.00
Accumulation unit value at end of period                                          $   1.22  $   1.06  $   1.14  $   1.15  $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                 46        45        36         6        --

SUBACCOUNT PUTS2 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.69  $   0.90  $   1.21  $   1.14  $   1.00
Accumulation unit value at end of period                                          $   0.93  $   0.69  $   0.90  $   1.21  $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                 34        36        37         9        --

SUBACCOUNT PGIN2 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.77  $   0.96  $   1.03  $   0.97  $   1.00
Accumulation unit value at end of period                                          $   0.96  $   0.77  $   0.96  $   1.03  $   0.97
Number of accumulation units outstanding at end of period (000 omitted)                363       405       320        59        --

SUBACCOUNT PINC2 (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                    $   1.20  $   1.12  $   1.06  $   0.99  $   1.00
Accumulation unit value at end of period                                          $   1.24  $   1.20  $   1.12  $   1.06  $   0.99
Number of accumulation units outstanding at end of period (000 omitted)                 28        29        16        16        --

SUBACCOUNT PIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.73  $   0.90  $   1.15  $   1.29  $   1.00
Accumulation unit value at end of period                                          $   0.93  $   0.73  $   0.90  $   1.15  $   1.29
Number of accumulation units outstanding at end of period (000 omitted)                179       219       173        30        --

SUBACCOUNT PVIS2 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                    $   0.56  $   0.81  $   1.23  $   1.30  $   1.00
Accumulation unit value at end of period                                          $   0.73  $   0.56  $   0.81  $   1.23  $   1.30
Number of accumulation units outstanding at end of period (000 omitted)                215       187       104        19        --

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R)--PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                   2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.60  $   0.79  $   0.96  $   1.09  $   1.00
Accumulation unit value at end of period                                          $   0.76  $   0.60  $   0.79  $   0.96  $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                908       964       943       200        --

SUBACCOUNT PCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (11/9/1999)
Accumulation unit value at beginning of period                                    $   1.08  $   1.08  $   1.05  $   1.01  $   1.00
Accumulation unit value at end of period                                          $   1.07  $   1.08  $   1.08  $   1.05  $   1.01
Number of accumulation units outstanding at end of period (000 omitted)              1,720     2,516     2,250        --        --

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2003 WERE (0.86%)
 AND (0.86%), RESPECTIVELY.

SUBACCOUNT PBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (11/9/1999)
Accumulation unit value at beginning of period                                    $   1.16  $   1.11  $   1.05  $   1.01  $   1.00
Accumulation unit value at end of period                                          $   1.20  $   1.16  $   1.11  $   1.05  $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                593       179        99        82        --

SUBACCOUNT PDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.81  $   1.01  $   1.00  $   1.02  $   1.00
Accumulation unit value at end of period                                          $   1.12  $   0.81  $   1.01  $   1.00  $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                861       536       342       244        --

SUBACCOUNT PEXI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.88  $   0.96  $   0.92  $   1.03  $   1.00
Accumulation unit value at end of period                                          $   1.09  $   0.88  $   0.96  $   0.92  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)              1,212     1,027       821       278        --

SUBACCOUNT PMGD1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.79  $   0.92  $   1.04  $   1.08  $   1.00
Accumulation unit value at end of period                                          $   0.94  $   0.79  $   0.92  $   1.04  $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                177       179       151         5        --

SUBACCOUNT PNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) ) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.66  $   0.85  $   1.03  $   1.15  $   1.00
Accumulation unit value at end of period                                          $   0.81  $   0.66  $   0.85  $   1.03  $   1.15
Number of accumulation units outstanding at end of period (000 omitted)              3,960     4,063     3,478     1,937        --

SUBACCOUNT PSCA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.87  $   1.06  $   1.14  $   1.11  $   1.00
Accumulation unit value at end of period                                          $   1.26  $   0.87  $   1.06  $   1.14  $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                419       366       276        85        --

SUBACCOUNT PCAP1 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.63  $   0.84  $   1.11  $   1.26  $   1.00
Accumulation unit value at end of period                                          $   0.80  $   0.63  $   0.84  $   1.11  $   1.26
Number of accumulation units outstanding at end of period (000 omitted)              3,393     3,148     3,345     1,103        --

SUBACCOUNT PVAL1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.56  $   0.81  $   0.94  $   1.11  $   1.00
Accumulation unit value at end of period                                          $   0.69  $   0.56  $   0.81  $   0.94  $   1.11
Number of accumulation units outstanding at end of period (000 omitted)              9,036     9,970    10,352     4,769        --

SUBACCOUNT PBAL1 (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.84  $   0.93  $   0.96  $   1.02  $   1.00
Accumulation unit value at end of period                                          $   0.97  $   0.84  $   0.93  $   0.96  $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                526       511       350        66        --

SUBACCOUNT PGRI1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.72  $   0.88  $   0.98  $   1.03  $   1.00
Accumulation unit value at end of period                                          $   0.88  $   0.72  $   0.88  $   0.98  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                436       435       425        85        --

SUBACCOUNT PGRO1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.57  $   0.83  $   1.02  $   1.16  $   1.00
Accumulation unit value at end of period                                          $   0.75  $   0.57  $   0.83  $   1.02  $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                195       208       445       365        --

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                   2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMDC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                    $   1.39  $   1.56  $   1.63  $   1.24  $   1.00
Accumulation unit value at end of period                                          $   1.90  $   1.39  $   1.56  $   1.63  $   1.24
Number of accumulation units outstanding at end of period (000 omitted)              1,802     1,810     1,254       206        --

SUBACCOUNT PSMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.71  $   1.01  $   1.21  $   1.43  $   1.00
Accumulation unit value at end of period                                          $   0.96  $   0.71  $   1.01  $   1.21  $   1.43
Number of accumulation units outstanding at end of period (000 omitted)              4,918     4,574     2,844       855        --

SUBACCOUNT PVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                    $   1.30  $   1.45  $   1.29  $   1.04  $   1.00
Accumulation unit value at end of period                                          $   1.69  $   1.30  $   1.45  $   1.29  $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                219        47         2        --        --

SUBACCOUNT PMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                    $   1.06  $   1.22  $   1.16  $   1.03  $   1.00
Accumulation unit value at end of period                                          $   1.32  $   1.06  $   1.22  $   1.16  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)              4,198     2,393       252        --        --

SUBACCOUNT PINT1 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.73  $   0.90  $   1.09  $   1.13  $   1.00
Accumulation unit value at end of period                                          $   0.95  $   0.73  $   0.90  $   1.09  $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                371       296       145        16        --

SUBACCOUNT PGIS1 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.67  $   0.86  $   1.04  $   1.05  $   1.00
Accumulation unit value at end of period                                          $   0.81  $   0.67  $   0.86  $   1.04  $   1.05
Number of accumulation units outstanding at end of period (000 omitted)              1,661     1,578     1,377       295        --

SUBACCOUNT PNDS1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.88  $   1.30  $   1.38  $   1.43  $   1.00
Accumulation unit value at end of period                                          $   1.16  $   0.88  $   1.30  $   1.38  $   1.43
Number of accumulation units outstanding at end of period (000 omitted)                 32        32        18        19        --

SUBACCOUNT PTRS1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - INITIAL CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                    $   1.06  $   1.13  $   1.14  $   1.00  $   1.00
Accumulation unit value at end of period                                          $   1.22  $   1.06  $   1.13  $   1.14  $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                 89        74        77        25        --

SUBACCOUNT PUTS1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.69  $   0.90  $   1.20  $   1.14  $   1.00
Accumulation unit value at end of period                                          $   0.92  $   0.69  $   0.90  $   1.20  $   1.14
Number of accumulation units outstanding at end of period (000 omitted)              1,393     1,631     1,999     1,109        --

SUBACCOUNT PGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.76  $   0.95  $   1.03  $   0.97  $   1.00
Accumulation unit value at end of period                                          $   0.96  $   0.76  $   0.95  $   1.03  $   0.97
Number of accumulation units outstanding at end of period (000 omitted)              1,635     1,583       963       146        --

SUBACCOUNT PINC1 (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                    $   1.19  $   1.12  $   1.06  $   0.99  $   1.00
Accumulation unit value at end of period                                          $   1.23  $   1.19  $   1.12  $   1.06  $   0.99
Number of accumulation units outstanding at end of period (000 omitted)                 31        79        28         5        --

SUBACCOUNT PIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.73  $   0.90  $   1.15  $   1.29  $   1.00
Accumulation unit value at end of period                                          $   0.93  $   0.73  $   0.90  $   1.15  $   1.29
Number of accumulation units outstanding at end of period (000 omitted)              4,797     4,994     4,731     2,474        --

SUBACCOUNT PVIS1 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                    $   0.55  $   0.81  $   1.23  $   1.30  $   1.00
Accumulation unit value at end of period                                          $   0.73  $   0.55  $   0.81  $   1.23  $   1.30
Number of accumulation units outstanding at end of period (000 omitted)              3,087     3,317     4,035     1,798        --

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R)--PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.


THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT: The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us and/or our affiliates and the selling firms who distribute this contract.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including but not limited to 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under the contract.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



FUND NAME                                   INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
--------------------------------------      -------------------------------------     ------------------------------------
AXP(R) Variable Portfolio -                 Long-term total return exceeding          American Express Financial
Blue Chip Advantage Fund                    that of the U.S. stock market.            Corporation (AEFC)
                                            Under normal market conditions, the
                                            Fund invests at least 80% of its net
                                            assets in blue chip stocks. Blue
                                            chip stocks are issued by companies
                                            with a market capitalization of at
                                            least $1 billion, an established
                                            management, a history of consistent
                                            earnings and a leading position
                                            within their respective industries.

AXP(R) Variable Portfolio -                 Maximum current income consistent         AEFC
Cash Management Fund                        with liquidity and stability of
                                            principal. Invests primarily in
                                            money market instruments, such as
                                            marketable debt obligations issued
                                            by the U.S. government or its
                                            agencies, bank certificates of
                                            deposit, bankers' acceptances,
                                            letters of credit, and commercial
                                            paper, including asset-backed
                                            commercial paper.

AXP(R) Variable Portfolio -                 High level of current income while        AEFC
Diversified Bond Fund                       attempting to conserve the value of
                                            the investment and continuing a high
                                            level of income for the longest
                                            period of time. Under normal market
                                            conditions, the Fund invests at
                                            least 80% of its net assets in bonds
                                            and other debt obligations.

AXP(R) Variable Portfolio -                 High level of current income and,         AEFC
Diversified Equity                          as a secondary goal, steady growth
Income Fund                                 of capital. Under normal market
                                            conditions, the Fund invests at
                                            least 80% of its net assets in
                                            dividend-paying common and preferred
                                            stocks.

AXP(R) Variable Portfolio -                 High current income, with capital
High Yield Bond Fund                        AEFC growth as a secondary
                                            objective. Under normal market
                                            conditions, the Fund invests at
                                            least 80% of its net assets in
                                            high-yielding, high-risk corporate
                                            bonds (junk bonds) issued by U.S.
                                            and foreign companies and
                                            governments.

AXP(R) Variable Portfolio -                 Maximum total investment return           AEFC
Managed Fund                                through a combination of capital
                                            growth and current income. Invests
                                            primarily in a combination of
                                            common and preferred stocks, bonds
                                            and other debt securities.

AXP(R) Variable Portfolio -                 Long-term growth of capital.              AEFC
NEW DIMENSIONS FUND(R)                      Invests primarily in common stocks
                                            showing potential for significant
                                            growth.

AXP(R) Variable Portfolio -                 Long-term capital growth. Under           AEFC, adviser; Kenwood Capital
Small Cap Advantage Fund                    normal market conditions,  at least       Management LLC, subadviser
                                            80% of the Fund's net assets are
                                            invested in equity securities of
                                            companies that are often included in
                                            the Russell 2000(R) Index and/or
                                            have market capitalization of up to
                                            $2 billion at the time the Fund
                                            first invests in them.

AIM V.I. Capital                            Growth of capital. Invests                A I M Advisors, Inc.
Appreciation Fund,                          principally in common stocks of
Series I Shares                             companies likely to benefit from
                                            new or innovative products, services
                                            or processes as well as those with
                                            above-average growth and excellent
                                            prospects for future growth. The
                                            Fund may invest up to 25% of its
                                            assets in foreign securities.


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

FUND NAME                                   INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
--------------------------------------      -------------------------------------     ------------------------------------
AIM V.I. Premier Equity                     Long-term growth of capital with          A I M Advisors, Inc.
Fund, Series I Shares                       income as a secondary objective.
                                            Invests normally at least 80% of its
                                            net assets, plus the amount of any
                                            borrowings for investment purposes,
                                            in equity securities including
                                            convertible securities. The fund
                                            also may invest in preferred stocks
                                            and debt instruments that have
                                            prospects for growth of capital. The
                                            Fund may invest up to 25% of its
                                            assets in foreign securities.

Fidelity(R) VIP Balanced                    Seeks income and capital growth           Fidelity Management & Research
Portfolio Service Class                     consistent with reasonable risk.          Company (FMR), investment manager;
                                            Invests approximately 60% of assets       FMR U.K., FMR Far East and
                                            in stocks and other equity                Fidelity Investments Money Market
                                            securities and the remainder in           Management Inc.,  sub-investment
                                            bonds and other debt securities,          advisers.
                                            including lower-quality debt
                                            securities, when its outlook is
                                            neutral. Invests at least 25% of
                                            total assets in fixed-income senior
                                            securities (including debt
                                            securities and preferred stock).
                                            The fund invests in domestic and
                                            foreign issuers.

Fidelity(R) VIP Growth &                    Seeks high total return through a         FMR, investment manager; FMR U.K.,
Income Portfolio                            combination of current income and         FMR Far East, sub-investment
Service Class                               capital appreciation. Normally            advisers.
                                            invests a majority of assets in
                                            common stocks with a focus on those
                                            that pay current dividends and show
                                            potential for capital appreciation.
                                            May invest in bonds, including
                                            lower-quality debt securities, as
                                            well as stocks that are not
                                            currently paying dividends, but
                                            offer prospects for future income or
                                            capital appreciation. Invests in
                                            domestic and foreign issuers. The
                                            Fund invests in either growth stocks
                                            or value stocks or both.

Fidelity(R) VIP Growth                      Seeks to achieve capital                  FMR, investment manager; FMR U.K.,
Portfolio Service Class                     appreciation. Normally invests            FMR Far East, sub-investment
                                            primarily in common stocks. Invests       advisers.
                                            in companies that it believes have
                                            above-average growth potential
                                            (stocks of these companies are
                                            often called "growth" stocks). The
                                            Fund invests in domestic and
                                            foreign issuers.

Fidelity(R) VIP Mid Cap                     Seeks long-term growth of capital.        FMR, investment manager; FMR U.K.,
Portfolio Service Class                     Normally invests primarily in             FMR Far East, sub-investment
                                            common stocks. Normally invests at        advisers.
                                            least 80% of assets in securities
                                            of companies with medium market
                                            capitalizations. May invest in
                                            companies with smaller or larger
                                            market capitalizations. Invests in
                                            domestic and foreign issuers.  The
                                            Fund invests in growth or value
                                            common stocks.

FTVIPT Franklin Small Cap                   Seeks long-term capital growth. The       Franklin Advisers, Inc.
Fund - Class 2                              Fund normally invests at least 80%
                                            of its net assets in investments of
                                            small capitalization companies. For
                                            this Fund, small-cap companies are
                                            those with market capitalization
                                            values not exceeding (i) $1.5
                                            billion or (ii) the highest market
                                            capitalization value in the Russell
                                            2000(R) Index, whichever is greater,
                                            at the time of purchase.

FTVIPT Franklin Small Cap                   Seeks long-term total return. The         Franklin Advisory Services, LLC
Value Securities Fund -                     Fund normally invests at least 80%
Class 2                                     of its net assets in investments of
                                            small capitalization companies. For
                                            this Fund, small-cap companies are
                                            those with market cap values not
                                            exceeding $2.5 billion, at the time
                                            of purchase. The Fund invests in
                                            small companies that the Fund's
                                            manager believes are undervalued.


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

FUND NAME                                   INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER
--------------------------------------      -------------------------------------     ------------------------------------
FTVIPT Mutual Shares                        Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
Securities Fund - Class 2                   income as a secondary goal. The
                                            Fund normally invests mainly in U.S.
                                            equity securities that the Fund's
                                            manager believes are available at
                                            market prices less than their value
                                            based on certain recognized or
                                            objective criteria, including
                                            undervalued stocks, merger/risk
                                            arbitrage securities and distressed
                                            companies.

FTVIPT Templeton Foreign                    Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
Securities Fund - Class 2                   Fund normally invests at least 80%
                                            of its net assets in investments of
                                            issuers located outside the U.S.,
                                            including those in emerging markets.

MFS(R) Investors Trust                      Long-term growth of capital with a        MFS Investment Management(R)
Series - Initial Class                      secondary objective to seek
                                            reasonable current income. Invests
                                            primarily in common stocks and
                                            related securities, such as preferred
                                            stocks, convertible securities and
                                            depository receipts for those
                                            securities.

MFS(R) New Discovery Series -               Capital appreciation. Invests in at       MFS Investment Management(R)
Initial Class                               least 65% of its net assets in
                                            equity securities of emerging
                                            growth companies.

MFS(R) Total Return Series -                Above-average income consistent           MFS Investment Management(R)
Initial Class                               with the prudent employment of
                                            capital, with growth of capital and
                                            income as a secondary objective.
                                            Invests primarily in a combination of
                                            equity and fixed income securities.

MFS(R) Utilities Series -                   Capital growth and current income.        MFS Investment Management(R)
Initial Class                               Invests primarily in equity and
                                            debt securities of domestic and
                                            foreign companies in the utilities
                                            industry.

Putnam VT Growth                            Capital growth and current income.        Putnam Investment Management, LLC
and Income Fund -                           The fund pursues its goal by
Class IB Shares                             investing mainly in common stocks
                                            of U.S. companies with a focus on
                                            value stocks that offer the
                                            potential for capital growth,
                                            current income or both.

Putnam VT Income Fund -                     High current income consistent with       Putnam Investment Management, LLC
Class IB Shares                             what Putnam Investment Management,
                                            LLC believes to be prudent risk. The
                                            fund pursues its goal by investing
                                            mainly in bonds that (i) are
                                            obligations of corporations and
                                            governments worldwide denominated in
                                            U.S. dollars, (ii) are either
                                            investment-grade or below
                                            investment-grade (junk bonds) and
                                            (iii) have intermediate to long-term
                                            maturities (three years or longer).

Putnam VT International                     Capital appreciation. The fund            Putnam Investment Management, LLC
Equity Fund -                               pursues its goal by investing
Class IB Shares                             mainly in common stocks of
                                            companies outside the  United
                                            States that Putnam Management
                                            believes have favorable investment
                                            potential. Under normal
                                            circumstances, the fund invests at
                                            least 80% of the fund's net assets
                                            in equity investments.

Putnam VT Vista Fund -                      Capital appreciation. The fund            Putnam Investment Management, LLC
Class IB Shares                             pursues its goal by investing
                                            mainly in common stocks of U.S.
                                            companies with a focus on growth
                                            stocks.


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs are not available for contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland, Oregon, Pennsylvania and Washington or any other state that does not allow investment in the GPAs.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine these Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window, you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.



           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.


The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:


       IF YOUR GPA RATE IS:                          THE MVA IS:
   Less than the new GPA rate + 0.10%                 Negative
   Equal to the new GPA rate + 0.10%                  Zero
   Greater than the new GPA rate + 0.10%              Positive


GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(    1 + i     ) (TO THE POWER OF n/12) - 1] = MVA
                               --------------
                                1 + j + .001

   Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

         j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

         n = number of months remaining in the current Guarantee Period (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

   $1,000 X [ (       1.030    ) (TO THE POWER OF 84/12) - 1] = -$39.84
               ----------------
                1 + .035 + .001

In this example, the MVA is a negative $39.84.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(      1.030     )(TO THE POWER OF 84/12) - 1] = $27.61
              ----------------
              1 + .025 + .001

In this example, the MVA is a positive $27.61.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger.

When you applied, you selected:

- the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);

-    how you wanted to make purchase payments;

- the date you wanted to start receiving annuity payouts (the retirement date);

-    a death benefit option(2);


-    the optional Benefit Protector(SM) Death Benefit Rider(3);

-    the optional Benefit Protector(SM) Plus Death Benefit Rider(3); and


-    a beneficiary.


(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.
(2) The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.
(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.


We applied your initial purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we received it at our office. However, we will credit the additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

THE RETIREMENT DATE


Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distribution by some other IRS approved method, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM ADDITIONAL PURCHASE PAYMENTS

   $50 for SIPs.
   $100 for all other payment plans.


MAXIMUM TOTAL PURCHASE PAYMENTS*

   $1,000,000 for issue ages up to 85
   $100,000 for issue ages 86 to 90


* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.




           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to our home office:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. Some states limit any contract charge allocated to the fixed account. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select the ROP death benefit, the mortality and expense risk fee is 1.00%. If you select the MAV death benefit, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.



           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

WITHDRAWAL CHARGE


If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

     (a) is 10% of your prior anniversary's contract value, and

     (b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                    (ACV - XSF)
      PPW  =  XSF + ----------- X (PPNPW - XSF)
                    (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.


We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges. The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

            YEARS FROM PURCHASE                    WITHDRAWAL CHARGE
              PAYMENT RECEIPT                         PERCENTAGE
                     1                                     8%
                     2                                     8
                     3                                     7
                     4                                     6
                     5                                     5
                     6                                     4
                     7                                     2
                     Thereafter                            0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:
     --  $10,000 July 1, 2003;
     --  $8,000 Dec. 31, 2008;
     --  $6,000 Feb. 20, 2011; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and had not made any other withdrawals during that contract year; and

-    The prior anniversary July 1, 2013 contract value was $38,488.


     WITHDRAWAL CHARGE    EXPLANATION
        $    0            $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

             0            $10,252.20 is contract earnings in excess of the 10% TFA amount withdrawn without withdrawal charge; and

             0            $10,000 July 1, 2003 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

           400            $8,000 Dec. 31, 2008 purchase payment is in its fifth year from receipt, withdrawn with a
                          5% withdrawal charge; and

           420            $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt, withdrawn with a
        ------            7% withdrawal charge.
        $  820


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;


- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;


-    contracts settled using an annuity payout plan;

-    death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:


GPAs AND ONE-YEAR FIXED ACCOUNT


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-    plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.



           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;


and a deduction of:


-    a prorated portion of contract administrative charge;

-    a prorated portion of the Benefit Protector fee (if applicable); and/or

-    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses;

-    mortality and expense risk fees; and/or

-    variable account administrative charges.



           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                             NUMBER
                                                            AMOUNT          ACCUMULATION    OF UNITS
                                                MONTH      INVESTED          UNIT VALUE     PURCHASED
By investing an equal number
of dollars each month...                        Jan           $ 100            $ 20             5.00

                                                Feb             100              18             5.56

you automatically buy                           Mar             100              17             5.88
more units when the
per unit market price is low...   ------->      Apr             100              15             6.67

                                                May             100              16             6.25

                                                Jun             100              18             5.56

                                                Jul             100              17             5.88

and fewer units                                 Aug             100              19             5.26
when the per unit
market price is high.             ------->      Sept            100              21             4.76

                                                Oct             100              20             5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

             IF YOUR NET CONTRACT VALUE(1) IS...    WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
                   $10,000-$49,999                              Tier 1 DCA account
                   $50,000 or more                              Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE CONTRACT IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM CONTRACT OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-   requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-   not accepting telephone or electronic transfer requests;

-   requiring a minimum time period between each transfer;

-   not accepting transfer requests of an agent acting under power of attorney;

-   limiting the dollar amount that you may transfer at any one time; or

-   suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to our home office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals: $100 monthly
                          $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. If we receive your withdrawal request at our home office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;

     -- you severed employment with the employer who purchased the contract; or

     -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus Death Benefit Rider will terminate upon change of ownership.


BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: Return of purchase payments (ROP) death benefit and maximum anniversary (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals.

     ADJUSTED PARTIAL WITHDRAWALS FOR ROP DEATH BENEFIT OR MAV
       DEATH BENEFIT = PW X DB
                       -------
                        CV

     PW = the partial withdrawal including any applicable withdrawal charge or
          MVA.
     DB = the death benefit on the date of (but prior to) the partial withdrawal.
     CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-    You purchase the contract for $25,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the ROP death benefit on March 1, 2004 as follows:

        Contract Value at death:                                                $20,500.00
                                                                                ==========
        Purchase payment minus adjusted partial withdrawals:
              Total purchase payments:                                          $25,000.00
              minus the adjusted partial withdrawal
              calculated as:    $1,500 x $25,000  =                              -1,704.55
                                ----------------                                ----------
                                    $22,000

              for a death benefit of:                                           $23,295.45
                                                                                ==========
        The ROP death benefit, calculated as the greater of these two values:   $23,295.45



           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-    You purchase the contract for $25,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:


        Contract Value at death:                                                $20,500.00
                                                                                ==========
        Purchase payment minus adjusted partial withdrawals:                    $23,295.45
                                                                                ==========
        The MAV immediately preceding the date of death
        plus any payments made since that anniversary
        minus adjusted partial withdrawals:
              MAV on the prior anniversary:                                     $29,000.00
              plus purchase payments made the prior anniversary:                     +0.00
              minus adjusted partial withdrawals taken since that anniversary,
              calculated as: $1,500 x $29,000 =                                  -1,977.27
                             ----------------                                   ----------
                                 $22,000

        for a death benefit of:                                                 $27,022.73
                                                                                ==========
     The MAV death benefit, calculated as the greatest of these
     three values:                                                              $27,022.73


IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS
                                       32

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -  payouts begin no later than one year following the year of your death;
        and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


-    the applicable death benefit plus:

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or


- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit under on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (contract value):                                          $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
        previously withdrawn): 0.40 x ($110,000 - $100,000) =                       +4,000
                                                                                  --------
     Total death benefit of:                                                      $114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                                     $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                  --------
     Total death benefit of:                                                      $114,000

- On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):                     $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                                +1,048
                                                                                  --------
     Total death benefit of:                                                       $58,667

- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit (contract value):                                          $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)                       +55,000
                                                                                  --------
     Total death benefit of:                                                      $255,000

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                          $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
           previously withdrawn that are one or more years old)                    +55,000
                                                                                  --------
     Total death benefit of:                                                      $305,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:

     MAV death benefit (contract value):                                          $250,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
        previously withdrawn):  0.40 x ($250,000 - $105,000) =                     +58,000
                                                                                  --------
     Total death benefit of:                                                      $308,000

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.


The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


-    the benefits payable under the Benefit Protector described above, plus:

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:


                                     PERCENTAGE IF YOU AND THE     PERCENTAGE IF YOU OR THE
                                     ANNUITANT ARE UNDER AGE 70    ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR                        ON THE RIDER EFFECTIVE DATE  ON THE RIDER EFFECTIVE DATE
One and Two                                     0%                              0%
Three and Four                                 10%                           3.75%
Five or more                                   20%                            7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:


-    the applicable death benefit (see "Benefits in Case of Death") plus:



                                   PERCENTAGE IF YOU AND THE                         PERCENTAGE IF YOU OR THE
                                   ANNUITANT ARE UNDER AGE 70                        ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR                  ON THE RIDER EFFECTIVE DATE, ADD...                ON THE RIDER EFFECTIVE DATE, ADD...
One                          Zero                                                Zero

Two                          40% x earnings at death (see above)                 15% x earnings at death

Three and Four               40% x (earnings at death + 25% of                   15% x (earnings at death + 25% of
                             initial purchase payment*)                          initial purchase payment*)

Five or more                 40% x (earnings at death + 50% of                   15% x (earnings at death + 50% of
                             initial purchase payment*)                          initial purchase payment*)


* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:

        MAV death benefit (contract value):                                         $110,000
        plus the Benefit Protector Plus benefit which equals 40%  of earnings at death (MAV death benefit minus payments
        not previously withdrawn):  0.40 x ($110,000 - $100,000) =                    +4,000
                                                                                    --------
     Total death benefit of:                                                        $114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

        MAV death benefit (MAV):                                                    $110,000
        plus the Benefit Protector Plus benefit which equals
        40% of earnings at death:  0.40 x ($110,000 - $100,000) =                     +4,000
        plus 10% of purchase payments made within 60 days of contract
        issue and not previously withdrawn: 0.10 x $100,000 =                        +10,000
                                                                                    --------
     Total death benefit of:                                                        $124,000

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

        MAV death benefit (MAV adjusted for partial withdrawals):                    $57,619
        plus the Benefit Protector Plus benefit which equals
        40% of earnings at death:  0.40 x ($57,619 - $55,000) =                       +1,048
        plus 10% of purchase payments made within 60 days of contract
        issue and not previously withdrawn: 0.10 x $55,000 =                          +5,500
                                                                                    --------
     Total death benefit of:                                                         $64,167

- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

        MAV death benefit (contract value):                                         $200,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old +55,000 plus 20% of purchase payments made within 60 days of contract issue and not previously
        withdrawn: 0.20 x $55,000 =                                                  +11,000
                                                                                    --------
     Total death benefit of:                                                        $266,000

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:

        MAV death benefit (contract value):                                         $250,000
        plus the Benefit Protector Plus benefit which equals
        40% of earnings at death, up to a maximum of 100%
        of purchase payments not previously
        withdrawn that are one or more years old                                     +55,000
        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =                +11,000
                                                                                    --------
     Total death benefit of:                                                        $316,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:

        MAV death benefit (contract value):                                         $250,000
        plus the Benefit Protector Plus benefit which equals
        40% of earnings at death (MAV death benefit minus payments not
        previously withdrawn): 0.40 x ($250,000 - $105,000) =                        +58,000
        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =                +11,000
                                                                                    --------
     Total death benefit of:                                                        $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: for special tax considerations associated with the Benefit Protector Plus, see "Taxes."

THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.



           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-    if it is allocable to an investment before Aug. 14, 1982.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHHOLDING: If you receive directly all or part of the contract value from a TSA, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    Because of your death,

-    Because you become disabled (as defined in the Code);

- If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- If the distribution is made following severance from employment after you attain age 55 (TSAs only); or

-    To pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, BENEFIT PROTECTOR(SM) OR BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights. Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

American Express Financial Advisors, Inc. (AEFA), an affiliate of ours, serves as the principal underwriter and general distributor of the contract. AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

AEFA distributes the contract through unaffiliated broker-dealers ("selling firms") and their registered representatives. The selling firms have entered into distribution agreements with us and AEFA for the offer and sale of the contracts.

We pay time-of-sale commissions through AEFA to the selling firms or their affiliated insurance agencies. Some selling firms may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Selling firms may be required to return compensation under certain circumstances. AEFA and other unaffiliated broker dealers may receive commissions or overrides for wholesaling services including sales support provided to selling firms and their registered representatives. Commissions paid to selling firms as a percentage of purchase payments could exceed 9% of total purchase payments depending on various factors which may include how long your contract remains in effect. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations we may also pay or provide selling firms with various cash and non-cash promotional incentives including bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including for example the mortality and expense risk charges and withdrawal charges. We or an affiliate may also receive all or part of the 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds") that certain funds charge to help us pay commissions and other costs of distributing the contracts.

ISSUER

We issue the annuities. We are a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our home office is located at 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is: American Enterprise Life Insurance Company, 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. We are a wholly owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and variable life insurance policies. We offer these contracts through broker dealers and their affiliated insurance agencies who may also be affiliated with financial institutions such as banks.

As discussed above, we pay compensation on the sale of the contracts through AEFA to selling firms and their affiliated agencies that have entered into distribution agreements with AEFA and us for the sale of the contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus.




           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS


The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE


SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                 2003          2002          2001           2000       1999
----------------------------------------------------------------------------------------------------------
Net investment income                   $  372,194     $  292,067   $   271,718     $  299,759  $  322,746
Net gain (loss) on investments              25,105              3       (89,920)           469       6,565
Other                                       21,318         18,906        16,245         12,248       8,338
TOTAL REVENUES                          $  418,617     $  310,976   $   198,043     $  312,476  $  337,649
INCOME (LOSS) BEFORE INCOME TAXES       $   56,704     $  (52,177)  $   (63,936)    $   28,452  $   50,662
NET INCOME (LOSS)                       $   37,629     $  (33,690)  $   (41,728)    $   24,365  $   33,987
TOTAL ASSETS                            $8,735,643     $8,026,730   $ 5,275,681     $4,652,221  $4,603,343



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

American Enterprise Life follows accounting principles generally accepted in the United States (GAAP), and the following discussion is presented on a consolidated basis consistent with GAAP.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002:

Net income was $37.6 million for the year ended December 31, 2003, compared to a net loss of $33.7 million for the year ended December 31, 2002. The favorable change in net income primarily reflects increased net investment income and net realized gains on investments, as well as decreased other insurance and operating expense, partially offset by increased interest credited on investment contracts and universal life-type insurance.

REVENUES

Net investment income increased 27 percent reflecting a higher average level of investments partially offset by lower average yields on the investment portfolio.

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $65.8 million and $38.2 million for the years ended December 31, 2003 and 2002, respectively. Gross realized losses on sales were ($30.3 million) and ($17.6 million) for the same periods. American Enterprise Life also recognized losses of ($9.3 million) and ($14.5 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003 and 2002, respectively. Realized gains and losses on Available-for-Sale securities are reflected in net realized gain
(loss) on investments. Also included in net realized gain (loss) on investment is ($1.1 million) and ($6.1 million) in loan loss provisions for mortgage loans on real estate for the years ended December 31, 2003 and 2002, respectively.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

EXPENSES

Total benefits and expenses decreased slightly from $363.2 million in 2002 to $361.9 million in 2003. The increase in interest credited on investment contracts and universal life-type contracts was offset by a substantial decrease in other insurance and operating expenses as well as a slight decrease in amortization of DAC. Interest credited on investment contracts and universal-type insurance increased 19 percent reflecting higher average levels of fixed annuities in force, partially offset by lower crediting rates as a result of the relatively low interest rate environment.

Other insurance and operating expenses decreased 40 percent, partially reflecting favorable market value changes on interest rate swaps during 2003 compared to unfavorable market value changes in 2002. The relatively low and stable interest rate environment during 2003 compared to declining interest rates during 2002 is the primary driver behind the favorable market value changes to the interest rate swaps. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps with IDS Life to protect the spread between yields earned on investments and interest rates credited to fixed-annuity products. The interest rate swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133.

Amortization of deferred policy acquisition costs (DAC) was 6 percent lower in 2003 than 2002. This reflected a $3.2 million decrease in DAC amortization expense in 2003 compared to a $4.6 million increase in DAC amortization in 2002 as a result of management's third quarter reviews of various DAC assumptions and practices. DAC amortization expense was otherwise higher in 2003 than in 2002, reflecting higher business volumes and the ongoing impact of 2002 changes in customer asset value growth rate assumptions. See the DAC and related adjustments discussion below for further information.

The 2003 versus 2002 change in the income tax provision (benefit) reflects pre-tax income of $56.7 million during the year ended December 31, 2003, while during the year ended December 31, 2002, the American Enterprise Life incurred a pre-tax loss of $52.2 million.

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. Deferred policy acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period that such changes are made. As a result of these reviews, American Enterprise Life took actions in both 2003 and 2002 that impacted the DAC balance and expenses.

In the third quarter of 2003, American Enterprise Life improved its modeling of certain variable annuity contract revenues and unlocked estimated gross profits retrospectively to reflect actual interest margins and death and other benefits. American Enterprise Life also adjusted its assumptions to reflect lower than previously assumed spreads on fixed account values and adjusted the near-term rate and period used in projecting growth in customer asset values on variable annuities. These actions resulted in a $3.2 million reduction in DAC amortization expense.

In the third quarter of 2002, American Enterprise Life reset its customer asset value growth rate assumptions for variable annuity products to anticipate near-term and long-term growth at an annual rate of 7%. This action resulted in a $4.6 million increase in DAC amortization expense.

American Enterprise Life uses a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, American Enterprise Life would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS
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DAC of $346.0 million related to annuities was on American Enterprise Life's consolidated balance sheet at December 31, 2003. The DAC balance was $260.6 million at December 31, 2002, and was also related to annuities.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

American Enterprise Life's net loss was $33.7 million in 2002, compared to a net loss of $41.7 million in 2001. Loss before income taxes totaled $52.2 million in 2002, compared with a loss of $63.9 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

REVENUES

Total revenues increased to $311.0 million in 2002, compared with $198.0 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $89.9 million in 2001.

Net investment income, the largest component of revenues, increased 7 percent from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 percent to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. American Enterprise Life also received mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $89.9 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

EXPENSES

Total benefits and expenses increased 39 percent to $363.2 million in 2002 compared to $262.0 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 percent to $215.9 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No.
133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

IMPACT OF RECENT MARKET-VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of American Enterprise Life's business are impacted by equity market levels and other market-based events. Several areas in particular, as of December 31, 2003, involve DAC, mortality and expense risk fees and structured investments and guaranteed minimum death benefits (GMDB). The direction and magnitude of the changes in equity markets can increase or decrease DAC expense levels and mortality and expense risk fees and correspondingly affect results of operations in any particular period. Similarly, the value of American Enterprise Life's structured investment portfolio is impacted by various market factors. Persistency of, or increases in, bond and loan default rates, among other factors, could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS
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The variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. To the extent that the GMDB is higher than the current account value at the time of death, American Enterprise Life incurs a benefit cost by policy. For the results through December 31, 2003, GAAP did not prescribe advance recognition of the projected future net costs associated with these guarantees, and accordingly, American Enterprise Life did not record a liability corresponding to these future obligations for death benefits in excess of annuity account value. The amount paid in excess of contract value was expensed when payable. Amounts expensed for the years ended December 31, 2003 and 2002, were $2.9 million and $6.4 million, respectively. American Enterprise Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, American Enterprise Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1) with an effective date of January 1, 2004. SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where additional liabilities are established, the recognition of this liability may also impact the valuation and amortization of DAC associated with those insurance or annuity contracts. SOP 03-1 also provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements

Detailed interpretations of SOP 03-1 and related implementation guidance continue to emerge and, accordingly, American Enterprise Life continues to evaluate its impact. Current estimates of applying SOP 03-1 would reduce first quarter 2004 results by approximately $5 million (after-tax).

American Enterprise Life's annuity products all have minimum interest rate guarantees in their fixed accounts. These guarantees range from 1.5% to 4.5%. To the extent the yield on American Enterprise Life's invested asset portfolio declines below its target spread plus the minimum guarantee, American Enterprise Life's profitability would be negatively affected.

CERTAIN CRITICAL ACCOUNTING POLICIES

American Enterprise Life's significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to investment securities valuation the recognition of impairment within the investment portfolio, deferred policy acquisition costs and liabilities for future policy benefits.

INVESTMENT SECURITIES VALUATION

Generally, investment securities are carried at fair value on the balance sheet with unrealized gains and losses recorded in other comprehensive income (loss) within equity, net of income tax provisions (benefits). At December 31, 2003, American Enterprise Life had net unrealized pretax gains on Available-for-Sale securities of $105.4 million. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Fair value is generally based on quoted market prices. As of December 31, 2003, there were $47.3 million in gross unrealized losses that related to $2.4 billion of securities (excluding structured investments), of which only $55 thousand has been in a continuous unrealized loss position for 12 months or more. American Enterprise Life does not believe that the unrealized loss on any individual security at December 31, 2003 represents an other-than-temporary impairment, and American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost.

American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) backed by high-yield bonds, which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change. The carrying value will vary if the actual cash flows differ from projected due to actual defaults or an increase in the near-term default rate. As an example, an increase in the near-term default rate by 100 basis points, in and of itself, would reduce the cash flow projections by approximately $1 million based on underlying investments as of December 31, 2003.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

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DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs represent the costs of acquiring new business, principally direct sales commissions and other distribution costs that have been deferred on the sale of annuity products. For annuity products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of the interest margins associated with the products.

For annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining balances. These projections are inherently uncertain because they require management to make assumptions about financial markets and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 or 15 years. Management regularly monitors financial market conditions and compares actual contractholder behavior experience to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For annuity products, key assumptions underlying these long-term projections include interest rates, equity market performance, mortality rates and the rates at which contractholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates drive projected interest margins, while assumptions about equity market performance drive projected customer asset value growth rates and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity business during the DAC amortization period.

The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. American Enterprise Life uses a mean reversion method as a guideline in setting near-term customer asset value growth rates based on a long-term view of financial market performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. Management is currently assuming a 7 percent long-term customer asset value growth rate. If American Enterprise Life increased or decreased its assumption related to this growth rate by 100 basis points, the impact on the DAC balance would be an increase or decrease of approximately $2 million.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense levels each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions discussed above. Therefore, an assessment of sensitivity associated with changes in any single assumption would not necessarily be an indicator of future results.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are equal to accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 8.5%, depending on year of issue, with an average rate of approximately 6.1%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's net income, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 percent decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual net income consequences will differ from those quantified below.

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS
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American Enterprise Life primarily invests in fixed maturity securities over a broad range of maturities for the purpose of providing fixed account annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate short-term trading profits.

American Enterprise Life has an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability of American Enterprise Life. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Interest rates credited to annuity contractholders' accounts are generally reset at shorter intervals than the maturity of American Enterprise Life's underlying investments portfolio. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, and to the extent the yield on American Enterprise Life's investment portfolio declines below its targeted spread plus the guaranteed minimum interest crediting rates on American Enterprise Life's annuity contracts with fixed accounts, American Enterprise Life's profitability would be negatively affected. This negative impact may be compounded by the fact that many of American Enterprise Life's interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $2 billion were outstanding at December 31, 2003 to hedge interest rate exposure. The entire $2 billion of the notional par relates to interest rate swaps and floors American Enterprise Life has exclusively with IDS Life.

The negative effect on American Enterprise Life's annual pretax net income of a 100 basis point increase in interest rates, which assumes intervals at which interest credited to contractholder's fixed accounts are reset and customer behavior based on the application of proprietary models to the book of business at December 31, 2003, and the impact of any derivatives, would be a decrease of approximately $3.6 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets or of the underlying mutual funds. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use, from time to time, index options to manage the equity market risk related to fee income. These derivatives economically hedge fee income by providing option income when there is a significant decline in the equity markets. American Enterprise Life did not have equity-based derivatives outstanding at December 31, 2003 for this purpose.

The negative effect on American Enterprise Life's pretax earnings of a 10 percent decline in equity prices would be approximately $1.5 million based on separate account assets as of December 31, 2003.

LIQUIDITY AND CAPITAL RESOURCES

American Enterprise Life's liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal and capital contributions received from IDS Life. The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases. American Enterprise Life routinely reviews its sources and uses of funds in order to meet its ongoing obligations.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the line of credit at December 31, 2003. At December 31, 2003, American Enterprise Life had outstanding reverse repurchase agreements totaling $67.5 million. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At December 31, 2003, investments in Available-for-Sale fixed maturity securities comprised 92 percent of American Enterprise Life's total invested assets and primarily include mortgage and other asset-backed securities, and corporate debt. Approximately 42 percent is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. American Enterprise Life's corporate bonds and obligations comprise a diverse portfolio with the largest concentrations accounting for approximately 47 percent of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

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At December 31, 2003 and based on amortized costs, approximately 7 percent of
American Enterprise Life's investments in Available-for-Sale fixed maturity securities were below investment grade bonds. These investments may be subject to a higher degree of risk than investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified certain Available-for-Sale fixed maturity securities for which a decline in fair value has been determined to be other-than-temporary, and has written them down to fair value with a charge to net income.

During 2001, American Enterprise Life placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of December 31, 2003, the retained interests had a carrying value of $41.1 million, of which $30.3 million is considered investment grade. American Enterprise Life has no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2003, net unrealized gains on Available-for-Sale fixed maturity securities included $160.8 million (pretax) of gross unrealized gains and $55.4 million (pretax) of gross unrealized losses.

At December 31, 2003, American Enterprise Life had reserves for losses for mortgage loans of $7.4 million.

The economy and other factors have caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of December 31, 2003, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

FORWARD-LOOKING STATEMENTS

Certain statements in Item 7. of this Form 10-K Annual Report contain forward-looking statements that are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in American Enterprise Life's investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect American Enterprise Life against losses; negative changes in American Enterprise Life's credit ratings; increasing competition in all American Enterprise Life's major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that American Enterprise Life may from time-to-time invest in which could affect both American Enterprise Life's balance sheet and results of operations; and outcomes of litigation.




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ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2003 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.


American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2003 and 2002, and for each of the three years in the period ended Dec. 31, 2003, and the individual statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(R) as of Dec. 31, 2003 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.




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AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
----------------------
    Ernst & Young LLP
    Minneapolis, Minnesota
    January 26, 2004

                                     -- 1 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE AMOUNTS)                                                          2003          2002

ASSETS

Investments: (Note 2)
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $6,545,561; 2002, $5,105,431)         $6,650,906    $5,288,855
      Common stocks, at fair value (cost: 2003, $--; 2002, $--)                                             6            --
   Mortgage loans on real estate                                                                      534,812       587,535
   Other investments                                                                                    6,069         2,381
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             7,191,793     5,878,771
Cash and cash equivalents (Note 1)                                                                      9,065     1,118,692
Amounts due from brokers                                                                                  161            --
Other accounts receivable                                                                               3,572         1,584
Accrued investment income                                                                              70,591        56,448
Deferred policy acquisition costs (Note 3)                                                            345,966       260,577
Other assets                                                                                            6,335        15,887
Separate account assets                                                                             1,108,160       694,771
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 $8,735,643    $8,026,730
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $6,645,315    $5,411,938
      Universal life-type insurance                                                                        27            16
   Policy claims and other policyholders' funds                                                         3,100         9,050
   Amounts due to brokers                                                                              75,070       985,081
   Deferred income taxes, net                                                                          11,618        17,608
   Other liabilities                                                                                   68,674        82,453
   Separate account liabilities                                                                     1,108,160       694,771
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             7,911,964     7,200,917
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
     20,000 shares issued and outstanding                                                               3,000         3,000
   Additional paid-in capital                                                                         591,872       591,872
   Retained earnings                                                                                  177,545       139,916
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                  60,078       104,259
      Net unrealized derivative losses                                                                 (8,816)      (13,234)
---------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income (loss)                                           51,262        91,025
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                      823,679       825,813
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $8,735,643    $8,026,730
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 2 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001

REVENUES

Net investment income                                                                 $372,194       $292,067      $271,718
Contractholder charges                                                                   7,569          6,454         5,998
Mortality and expense risk fees                                                         13,749         12,452        10,247
Net realized gain (loss) on investments                                                 25,105              3       (89,920)
---------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                      418,617        310,976       198,043
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Interest credited on investment contracts and universal life-type insurance            257,235        215,918       180,906
Amortization of deferred policy acquisition costs                                       45,605         48,469        45,494
Other insurance and operating expenses                                                  59,073         98,766        35,579
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                         361,913        363,153       261,979
Income (loss) before income tax provision (benefit)                                     56,704        (52,177)      (63,936)
Income tax provision (benefit)                                                          19,075        (18,487)      (22,208)
---------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                     $ 37,629       $(33,690)     $(41,728)
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 3 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001

CASH FLOWS FROM OPERATING ACTIVITIES

Net income (loss)                                                                  $    37,629    $   (33,690)  $   (41,728)
Adjustments to reconcile net income (loss) to net cash (used in)
   provided by operating activities:
   Change in accrued investment income                                                 (14,143)       (11,026)        9,519
   Change in other accounts receivable                                                  (1,988)           228          (945)
   Change in deferred policy acquisition costs, net                                    (75,285)       (65,680)      (19,301)
   Change in other assets                                                                9,552         (7,360)       31,411
   Change in policy claims and other policyholders' funds                               (5,950)         6,764        (7,009)
   Deferred income tax provision (benefit)                                              15,420         (3,725)      (34,562)
   Change in other liabilities                                                         (13,779)        17,936         6,553
   Amortization of premium (accretion of discount), net                                 23,699            167          (689)
   Net realized (gain) loss on investments                                             (25,105)            (3)       89,920
   Other, net                                                                            7,730         12,784        (7,796)
---------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by operating activities                              (42,220)       (83,605)       25,373

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                             3,365,402      1,092,923       803,034
   Maturities, sinking fund payments and calls                                         875,785        500,348       379,281
   Purchases                                                                        (5,678,854)    (3,409,718)   (1,446,157)
Other investments:
   Sales                                                                                72,281         64,988        71,110
   Purchases                                                                           (25,287)        (4,391)       (8,513)
Change in amounts due from brokers                                                        (161)        41,705       (40,389)
Change in amounts due to brokers                                                      (910,011)       759,954       200,740
---------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                         (2,300,845)      (954,191)      (40,894)

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                           1,733,030      2,052,002       779,626
   Surrenders and other benefits                                                      (756,827)      (621,646)     (779,649)
   Interest credited to account balances                                               257,235        215,918       180,906
Capital contribution                                                                        --        250,000        60,000
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                      1,233,438      1,896,274       240,883
   Net (decrease) increase in cash and cash equivalents                             (1,109,627)       858,478       225,362
   Cash and cash equivalents at beginning of year                                    1,118,692        260,214        34,852
---------------------------------------------------------------------------------------------------------------------------
   Cash and cash equivalents at end of year                                        $     9,065    $ 1,118,692   $   260,214
===========================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                               $     3,266    $    12,761   $        --
   Interest on borrowings                                                          $       377    $        --   $        15
---------------------------------------------------------------------------------------------------------------------------

See notes to consolidated financial statements.

                                                                         -- 4 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED
                                                                                         OTHER
                                                                       ADDITIONAL    COMPREHENSIVE                    TOTAL
                                                           CAPITAL       PAID-IN    INCOME (LOSS),   RETAINED     STOCKHOLDER'S
FOR THE THREE YEARS ENDED DECEMBER 31, 2003 (THOUSANDS)     STOCK        CAPITAL      NET OF TAX     EARNINGS        EQUITY
Balance, January 1, 2001                                   $3,000       $281,872      $(62,097)      $215,334      $438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of income
      tax provision of $73,754                                 --             --       136,972             --       136,972
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net loss,
      net of income tax provision of $30,811                   --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net loss, net of income tax benefit
      of $4,535                                                --             --         8,422             --         8,422
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                        11,720
Capital contribution                                           --         60,000            --             --        60,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                  3,000        341,872        (8,649)       173,606       509,829
Comprehensive income:
   Net loss                                                    --             --            --        (33,690)      (33,690)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of pretax
      deferred policy acquisition costs of ($23,026) and
      income tax provision of $51,599                          --             --        95,827             --        95,827
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      loss, net of income tax provision of $2,471              --             --        (4,589)            --        (4,589)
   Reclassification adjustment for losses on
      derivatives included in net loss, net of income tax
      benefit of $4,542                                        --             --         8,436             --         8,436
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                        65,984
Capital contribution                                           --        250,000            --             --       250,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000        591,872        91,025        139,916       825,813
Comprehensive income:
   Net income                                                  --             --            --         37,629        37,629
   Net unrealized holding losses on Available-for-Sale
      Securities arising during the year, net of pretax
      deferred policy acquisition costs of $10,104 and
      income tax benefit of $14,632                            --             --       (27,174)            --       (27,174)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of $9,157            --             --       (17,006)            --       (17,006)
   Reclassification adjustment for losses on
      derivatives included in net income, net of income
      tax benefit of $2,378                                    --             --         4,417             --         4,417
---------------------------------------------------------------------------------------------------------------------------

   Total comprehensive loss                                                                                          (2,134)
Capital contribution                                           --             --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2003                                 $3,000       $591,872      $ 51,262       $177,545      $823,679
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 5 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. American Enterprise Life is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. American Enterprise Life also wholly owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

American Enterprise Life's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. American Enterprise Life distributes its products primarily through financial institutions and regional and/or independent broker dealers.

American Enterprise Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under American Enterprise Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 5). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REVENUE RECOGNITION

NET INVESTMENT INCOME

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

CONTRACTHOLDER AND POLICYHOLDER CHARGES

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

NET REALIZED GAIN (LOSS) ON INVESTMENTS

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

                                      -- 6 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESTMENTS -- FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. American Enterprise Life's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage backed securities.

Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

INVESTMENTS -- MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

CASH AND CASH EQUIVALENTS

American Enterprise Life considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. For annuity products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of the interest margins associated with the products.

For annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

                                      -- 7 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


GUARANTEED MINIMUM DEATH BENEFITS

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of American Enterprise Life's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002 and 2001 were $2.9 million, $6.4 million, and $0.8 million, respectively. American Enterprise Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, American Enterprise Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods. See Recently issued accounting standards section herein for a description of Statement of Position 03-1.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates, ranging from 4.6% to 8.5%, depending on year of issue, with an average rate of approximately 6.1%.

REINSURANCE

There are no amounts recoverable from reinsurers at December 31, 2003 and 2002.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by American Enterprise Life is $750,000 on any single life. American Enterprise Life retains all accidental death benefit, and waiver of premium risk.

FEDERAL INCOME TAXES

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

SEPARATE ACCOUNT BUSINESS

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. Through December 31, 2003, American Enterprise Life received mortality and expense risk fees directly from the separate accounts. During the fourth quarter of 2003, AEFC replaced IDS Life as the investment manager of these proprietary mutual funds. In connection with this change and through an agreement with AEFC, American Enterprise Life receives fund administrative services fees for the fund management services American Enterprise Life provides these proprietary mutual funds.

American Enterprise Life makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, American Enterprise Life guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. American Enterprise Life also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

                                      -- 8 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. Additionally, there were no other impacts on the financial statements as of December 31, 2003.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on American Enterprise Life's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). American Enterprise Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by American Enterprise Life. SOP 03-1 is required to be adopted on January 1, 2004, and any impact will be recognized in American Enterprise Life's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 2, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

In July 2000, the FASB's EITF issued a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." American Enterprise Life adopted the consensus as of January 1, 2001. Issue No. 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects American Enterprise Life's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, American Enterprise Life holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, American Enterprise Life adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which required an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34.7 million. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 9 for further discussion of American Enterprise Life's derivatives and hedging activities.

2. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                               COST           GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Mortgage and other asset-backed securities                         $3,066,446      $ 37,207       $(22,106)   $3,081,547
   Corporate bonds and obligations                                     2,737,449        98,969        (18,067)    2,818,351
   Foreign corporate bonds and obligations                               574,582        23,521         (6,055)      592,048
   U.S. Government agency obligations                                     87,614           741            (19)       88,336
   Structured investments                                                 49,232            --         (8,106)       41,126
   State and municipal obligations                                        30,238           322         (1,062)       29,498
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        6,545,561       160,760        (55,415)    6,650,906
   Common stocks                                                              --             6             --             6
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity and equity securities                            $6,545,561      $160,766       $(55,415)   $6,650,912
===========================================================================================================================

                                                                         -- 9 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Mortgage and other asset-backed securities                         $3,306,057      $101,719       $   (804)   $3,406,972
   Corporate bonds and obligations                                     1,459,454        89,905        (17,264)    1,532,095
   Foreign corporate bonds and obligations                               278,974        19,078           (663)      297,389
   U.S. Government agency obligations                                      4,928           389             --         5,317
   Structured investments                                                 53,768            --         (9,142)       44,626
   State and municipal obligations                                         2,250           206             --         2,456
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        5,105,431       211,297        (27,873)    5,288,855
   Common stocks                                                              --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity and equity securities                            $5,105,431      $211,297       $(27,873)   $5,288,855
===========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                              LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
                                              FAIR     UNREALIZED           FAIR     UNREALIZED        FAIR      UNREALIZED
(THOUSANDS)                                   VALUE      LOSSES             VALUE      LOSSES          VALUE       LOSSES
-----------------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES:

Mortgage and other asset-backed securities  $1,411,059   $(22,106)         $   --      $ --          $1,411,059   $(22,106)
Corporate bonds and obligations                797,463    (18,012)          1,438       (55)            798,901    (18,067)
Foreign corporate bonds and obligations        172,213     (6,055)             --        --             172,213     (6,055)
U.S. Government agency obligations                 529        (19)             --        --                 529        (19)
State and municipal obligations                 21,943     (1,062)             --        --              21,943     (1,062)
-----------------------------------------------------------------------------------------------------------------------------
Total                                       $2,403,207   $(47,254)         $1,438      $(55)         $2,404,645   $(47,309)
=============================================================================================================================

NOTE: EXCLUDES STRUCTURED INVESTMENTS THAT ARE ACCOUNTED FOR PURSUANT TO EITF 99-20, AND ARE THEREFORE OUTSIDE THE SCOPE OF EITF 03-1. AT DECEMBER 31, 2003, SUCH INVESTMENTS HAD GROSS UNREALIZED LOSSES OF $8.1 MILLION.

Approximately 204 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See Investments -- Fixed maturity and equity securities section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary.

The following is a distribution of Available-for-Sale securities by maturity at December 31, 2003:

                                                                                                  AMORTIZED       FAIR
(THOUSANDS)                                                                                         COST          VALUE
---------------------------------------------------------------------------------------------------------------------------
Due within one year                                                                              $   37,979    $   38,741
Due from one to five years                                                                          883,902       934,536
Due from five to ten years                                                                        2,306,080     2,354,394
Due in more than ten years                                                                          251,154       241,687
Mortgage and other asset-backed securities                                                        3,066,446     3,081,548
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                         $6,545,561    $6,650,906
===========================================================================================================================

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

                                                                        -- 10 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At December 31, 2003, fixed maturity securities comprised approximately 92 percent of American Enterprise Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $132.6 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

RATING                                                 2003          2002
----------------------------------------------------------------------------
AAA                                                     50%           65%
AA                                                       2             1
A                                                       18            10
BBB                                                     23            19
Below investment grade                                   7             5
----------------------------------------------------------------------------
   Total                                               100%          100%
----------------------------------------------------------------------------

At December 31, 2003, approximately 92% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                    2003          2002         2001
--------------------------------------------------------------------------------
Sales                                       $3,365,402   $1,092,923   $  803,034
Maturities                                  $  875,785   $  500,348   $  379,281
Purchases                                   $5,678,854   $3,409,718   $1,446,157
================================================================================

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $65.8 million, $38.2 million and $17.9 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized losses on sales of Available-for-Sale securities were approximately ($30.3 million), ($17.6 million) and ($72.6 million) for the same periods. American Enterprise Life also recognized losses of approximately ($9.3 million), ($14.5 million) and ($30.1 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, American Enterprise Life recognized pretax losses of $90.2 million to recognize the impact of higher default rate assumptions on certain structured investments, to write down lower-rated securities (most of which were sold in 2001) in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments. Of the total charge of $90.2 million, approximately $83.7 million of these losses are included in net realized losses on investments and $6.5 million are included in net investment income.

Also during 2001 American Enterprise Life placed a majority of its rated CDO securities and related accrued interest (collectively referred to as transferred assets) having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $46.5 million. As of December 31, 2003, the retained interests had a carrying value of $41.1 million, of which $30.3 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based upon the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue No. 99-20.

The change in net unrealized securities gains (losses) recognized in other comprehensive income includes two components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), and (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities (reclassification for realized gains (losses)). This reclassification has no effect on total comprehensive income or shareholder's equity.

The following table presents these components of other comprehensive income net of tax:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains                                                               $(27,174)       $95,827      $136,972
Reclassification for realized securities losses (gains)                               (17,006)        (4,589)      (57,220)
--------------------------------------------------------------------------------------------------------------------------
Increase in net unrealized securities (losses) gains recognized in other
comprehensive income                                                                 $(44,180)       $91,238      $ 79,752
===========================================================================================================================

At December 31, 2003 and 2002, bonds carried at $3.5 million and $3.4 million, respectively, were on deposit with various states as required by law.

                                                                        -- 11 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Pursuant to the adoption of SFAS No. 133 at January 1, 2001, American Enterprise Life reclassified all held-to-maturity securities with a carrying value of $934.1 million and net unrealized losses of $7.1 million to Available-for-Sale.

MORTGAGE LOANS ON REAL ESTATE

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                                                                             2003          2002
---------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $542,174      $598,347
Mortgage loans on real estate reserves                                                                 (7,362)      (10,812)
---------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $534,812      $587,535
===========================================================================================================================

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements.

At December 31, 2003 and 2002, American Enterprise Life's recorded investment in impaired mortgage loans on real estate was $2.8 million and $11.7 million, with a reserve of $1.0 million and $4.7 million, respectively. During 2003 and 2002, the average recorded investment in impaired mortgage loans on real estate was $6.6 million and $9.4 million, respectively. American Enterprise Life recognized $0.2 million, $0.3 million and $0.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2003, 2002 and 2001, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                     $10,812        $ 5,067        $5,054
Provision for mortgage loan losses                                                         281          6,079           928
Foreclosures, write-offs and other                                                      (3,731)          (334)         (915)
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                   $ 7,362        $10,812        $5,067
===========================================================================================================================

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                            DECEMBER 31, 2003                            DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE        FUNDING                    ON BALANCE      FUNDING
REGION                                                     SHEET        COMMITMENTS                     SHEET      COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------------
South Atlantic                                           $118,183      $   --                        $145,999           $--
Middle Atlantic                                            75,056          --                          85,680            --
East North Central                                         99,371       1,000                         103,713            --
Mountain                                                   74,347          --                          75,001            --
West North Central                                         88,961          --                          99,790            --
New England                                                25,229          --                          28,360            --
Pacific                                                    24,607          --                          25,759            --
West South Central                                         25,724          --                          26,889            --
East South Central                                         10,696          --                           7,156            --
--------------------------------------------------------------------------------------------------------------------------------
                                                          542,174       1,000                         598,347            --
Less reserves for losses                                   (7,362)         --                         (10,812)           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                 $534,812      $1,000                        $587,535           $--
================================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                            DECEMBER 31, 2003                           DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE        FUNDING                    ON BALANCE      FUNDING
PROPERTY TYPE                                              SHEET        COMMITMENTS                     SHEET      COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                 $139,417      $   --                        $159,176           $--
Apartments                                                113,746          --                         132,567            --
Office buildings                                          169,904       1,000                         171,799            --
Industrial buildings                                       60,275          --                          67,776            --
Hotels/motels                                              33,091          --                          35,421            --
Medical buildings                                          18,694          --                          24,476            --
Nursing/retirement homes                                    2,413          --                           2,707            --
Mixed use                                                   4,634          --                           4,425            --
--------------------------------------------------------------------------------------------------------------------------------
                                                          542,174       1,000                         598,347            --
Less reserves for losses                                   (7,362)         --                         (10,812)           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                 $534,812      $1,000                        $587,535           $--
================================================================================================================================

Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2003 and 2002 was not material.

                                                                        -- 12 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Mortgage loan findings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan.

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                            $321,420       $239,084      $211,920
Income on mortgage loans on real estate                                                 42,482         47,697        54,723
Other                                                                                   11,600          8,874         6,498
---------------------------------------------------------------------------------------------------------------------------
                                                                                       375,502        295,655       273,141
Less investment expenses                                                                 3,308          3,588         1,423
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                              $372,194       $292,067      $271,718
===========================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $26,163        $ 6,068      $(84,770)
Mortgage loans on real estate                                                            3,450         (5,744)       (1,263)
Other                                                                                   (4,508)          (321)       (3,887)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $25,105        $     3      $(89,920)
===========================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                            $260,577       $217,923      $198,622
Capitalization of expenses                                                             120,890        114,149        64,795
Amortization                                                                           (45,605)       (48,469)      (45,494)
Change in unrealized investment gains and losses                                        10,104        (23,026)           --
---------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                  $345,966       $260,577      $217,923
===========================================================================================================================

4. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                             $ 3,371       $(15,096)     $ 11,803
   Deferred                                                                             15,420         (3,725)      (34,562)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        18,791        (18,821)      (22,759)
State income taxes-current                                                                 284            334           551
---------------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit)                                                           $19,075       $(18,487)     $(22,208)
===========================================================================================================================

Income tax expense (benefit) differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2003                       2002                         2001
(DOLLARS IN THOUSANDS)                                 PROVISION      RATE       PROVISION       RATE          PROVISION      RATE
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes based on the statutory rate        $19,846       35.0%      $(18,262)      (35.0)%        $(22,378)     (35.0)%
Tax-exempt interest and dividend income                    (485)      (0.8)           (62)       (0.1)               (3)        --
State taxes, net of federal benefit                         184        0.3            217         0.4               358        0.6
Other, net                                                 (470)      (0.9)          (380)       (0.7)             (185)      (0.3)
------------------------------------------------------------------------------------------------------------------------------------
Total income taxes                                      $19,075       33.6%      $(18,487)      (35.4)%        $(22,208)     (34.7)%
====================================================================================================================================

                                                                        -- 13 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of American Enterprise Life's deferred income tax assets and liabilities as of December 31 are as follows:

(THOUSANDS)                                                                                             2002          2001
---------------------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                                   $ 64,080      $ 48,048
   Net unrealized losses on Available-for-Sale securities                                              10,688            --
   Investments, other                                                                                   3,252         3,154
   Other                                                                                                  412         6,049
---------------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                                       78,432        57,251
---------------------------------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   90,050        73,243
   Net unrealized gains on Available-for-Sale securities                                                   --         1,616
---------------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                                  90,050        74,859
---------------------------------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                                                  $(11,618)     $(17,608)
===========================================================================================================================

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Enterprise Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $99.1 million and $101.5 million as of December 31, 2003 and 2002, respectively. Any dividend distributions in 2003 would require approval by the Indiana Department of Insurance.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                                               2003          2002           2001
---------------------------------------------------------------------------------------------------------------------------
Statutory net gain (loss)                                                             $  6,483       $(85,113)     $(81,461)
Statutory capital and surplus                                                          495,816        493,339       303,501
---------------------------------------------------------------------------------------------------------------------------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that American Enterprise Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44.8 million to American Enterprise Life's statutory-basis capital and surplus as of January 1, 2001.

6. RELATED PARTY TRANSACTIONS

American Enterprise Life has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $56.3 million, $44.5 million, and $34.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003 and, as discussed in the "Separate account business" section of Note 1 herein, AEFC receives management fees from these funds. American Enterprise Life continues to provide fund management services other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services American Enterprise Life provides. During the fourth quarter of 2003, $138 thousand was received by American Enterprise Life under this arrangement.

American Enterprise Life has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2003 and 2002 is $2.4 million and $1.5 million, respectively, payable to IDS Life for federal income taxes.

                                    -- 14 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. LINES OF CREDIT

American Enterprise Life has an available line of credit with AEFC aggregating $50.0 million. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Enterprise Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

At December 31, 2003, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

Reinsurance contracts do not relieve American Enterprise Life from its primary obligation to policyholders.

The IRS routinely examines American Enterprise Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial position as a result of these audits.

9. DERIVATIVE FINANCIAL INSTRUMENTS

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. American Enterprise Life is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. American Enterprise Life monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of American Enterprise Life's counterparties are rated A or better by Moody's and Standard & Poor's.

American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($42.7 million) and ($72.5 million) at December 31, 2003 and 2002, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $6.1 million and $15.9 million at December 31, 2003 and 2002, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $nil and $8 thousand as of December 31, 2003 and 2002, respectively, and are included in Other assets. American Enterprise Life incurred ($11.6 million) and ($56.8 million) in derivative losses in 2003 and 2002, respectively, which are included in Other operating expenses. The decrease in derivative losses in 2003 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The derivatives expire at various dates through 2006.

                                    -- 15 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

American Enterprise Life discloses fair value information for financial instruments for which it is practicable to estimate that value. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future fair values. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                                 2003                          2002
                                                       CARRYING       FAIR            CARRYING        FAIR
(THOUSANDS)                                             AMOUNT        VALUE            AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturities                                     $6,650,906    $6,650,906        $5,288,855    $5,288,855
Common stocks                                        $        6    $        6        $       --    $       --
Mortgage loans on real estate                        $  534,812    $  585,295        $  587,535    $  656,200
Derivatives                                          $    6,072    $    6,072        $   15,852    $   15,852
Cash and cash equivalents                            $    9,065    $    9,065        $1,118,692    $1,118,692
Separate account assets                              $1,108,160    $1,108,160        $  694,771    $  694,771
-------------------------------------------------------------------------------------------------------------

FINANCIAL LIABILITIES
Future policy benefits for fixed annuities             $6,623,247  $6,385,595        $5,388,765    $5,256,677
Derivatives                                            $   42,904  $   42,904        $   73,058    $   73,058
Separate account liabilities                           $1,107,211  $1,064,419        $  694,248    $  671,315
-------------------------------------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $22.1 million and $23.2 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $0.9 million and $0.5 million, respectively.

                                    -- 16 --

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                                                p.  3
Rating Agencies                                                            p.  4
Principal Underwriter                                                      p.  4
Independent Auditors                                                       p.  4
Condensed Financial Information (Unaudited)                                p.  5

Financial Statements

           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

44179 H (4/04)

Part B

The combined Statement of Additional Information containing information for American Express FlexChoice(SM) Variable Annuity, American Express FlexChoice(SM) Select Variable Annuity, American Express(R) Galaxy Premier Variable Annuity, American Express Innovations(SM) Variable Annuity, American Express Innovations(SM) Select Variable Annuity, American Express Innovations(SM) Classic Variable Annuity, American Express Innovations(SM) Classic Select Variable Annuity, American Express New Solutions(R) Variable Annuity, American Express Pinnacle Variable Annuity(R), American Express Signature Variable Annuity(R), American Express(R) Signature Select Variable Annuity, American Express(R) Signature One Variable Annuity, American Express(R) Signature One Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Pathways(SM) Variable Annuity, Evergreen Pathways(SM) Select Variable Annuity, Evergreen Privilege(SM) Variable Annuity, Wells Fargo Advantage(R) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, Wells Fargo Advantage(R) Builder Variable Annuity, Wells Fargo Advantage(R) Builder Select Variable Annuity, Wells Fargo Advantage Choice(SM) Variable Annuity, and Wells Fargo Advantage Choice(SM) Select Variable Annuity filed electronically as Part B to Post - Effective Amendment No. 9 to Registration Statement No. 333-74865 is incorporated by reference.

Part C.

Item 24.     Financial Statements and Exhibits

   (a)  Financial Statements included in Part A of this Registration Statement:

        American Enterprise Life Insurance Company

        Report of Independent Auditors dated Jan. 26, 2004.
        Consolidated Balance Sheets as of Dec. 31, 2003 and 2002.
        Consolidated Statements of Operations for the years ended Dec. 31, 2003, 2002 and 2001.
        Consolidated Statements of Cash Flows for the years ended Dec. 31, 2003, 2002 and 2001.
        Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2003.
        Notes to Consolidated Financial Statements.

        Financial Statements included in Part B of this Registration Statement:

        American Enterprise Variable Annuity Account
            American Express(R) Galaxy Premier Variable Annuity
            American Express Pinnacle Variable Annuity(R)

        Report of Independent Auditors dated March 19, 2004.
        Statements of Assets and Liabilities as of Dec. 31, 2003.
        Statements of Operations for the year ended Dec. 31, 2003.
        Statements of Changes in Net Assets for the years ended Dec. 31, 2003 and 2002.
        Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 additional subaccounts within the separate account, dated Sept. 8, 1999 filed electronically as Exhibit
         1.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration
         Statement  No.   333-85567   filed  on  or  about  Dec.  30,  1999  is
         incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account, dated April 25, 2000 filed electronically as Exhibit
         1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 additional subaccounts within the separate account dated April 17, 2002, filed electronically as Exhibit
         1.14 to American Enterprise Variable Annuity Account's  Post-Effective
         Amendment  No.  11  to  Registration   Statement  No.  333-85567 filed
         on or about April 25, 2002, is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 811-7195, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or April 27, 2004 is incorporated by reference.

2.       Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

3.2      Form of Master General Agent Agreement for American  Enterprise  Life
         Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 44170) filed  electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094)  filed  electronically  as
         Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, filed on or about August 4, 1999, is incorporated by reference.

4.3      Form of  SEP-IRA  Endorsement  (form  43412)  filed  electronically  as
         Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, is incorporated by reference.

4.4 Form of Benefit Protector(SM) Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271155), filed electronically as Exhibit
         4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.5 Form of Benefit Protector(SM) Plus Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271156), filed electronically as Exhibit
         4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.6 Form of TSA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express FlexChoice(SM) Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.7 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.8      Form of Roth IRA  Endorsement  (form 272109) filed  electronically  as
         Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

5. Form of Variable Annuity Application (form 44171) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically  as
         Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, are incorporated by reference.

7.       Not applicable.

8.1 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(a)   to  American   Enterprise   Variable   Life   Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.1 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(b)   to  American   Enterprise   Variable   Life  Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.1 (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
         Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on Behalf of itself and its separate accounts, and American Express Financial Advisors Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471 is incorporated by reference.

8.3 (a) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 26, 2001, is incorporated by reference.

8.3 (b) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(m)   to  American   Enterprise   Variable   Life   Account's
         Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 25, 2001, is incorporated by reference.

8.5 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.1 Consent of Independent Auditors for the American Express(R) Galaxy Premier Variable Annuity, filed electronically herewith.

10.2 Consent of Independent Auditors for the American Express Pinnacle Variable Annuity(R), filed electronically herewith.

11.      None.

12.      Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement, dated April 15, 2004, filed as Exhibit 13 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-82149, are filed electronically herewith.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director and Executive Vice President - Annuities


Timothy V. Bechtold                                                     Director


Arther H. Berman                                                        Director and Vice President - Finance


Walter S. Berman                                                        Vice President and Treasurer


Lorraine R. Hart                                                        Vice President - Investments


Carol A. Holton                                                         Director and President


Michelle M. Keeley                                                      Vice President - Investments


Christopher J. Kopka                                                    Money Laundering Prevention Officer


Paul S. Mannweiler                    135 N. Pennslvania St.            Director
                                      Suite 2350
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Assistant Group Counsel and
                                                                        Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

Thomas W. Murphy                                                        Vice President - Investments


Roger Natarajan                                                         Director


Teresa J. Rasmussen                                                     Director


Mark E. Schwarzmann                                                     Director, Chairman of the Board and
                                                                        Chief Executive Officer


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 27.        Number of Contract owners

                As of March 31, 2004, there were 35,800 non-qualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.        Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                Item 29(a) and 29(b)


Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarnjan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkatabamanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.


Item 29(c).

                          Net Underwriting
Name of Principal           Discounts and       Compensation on         Brokerage
Underwriter                  Commissions          Redemption           Commissions           Compensation

American Express            $52,618,927             None                  None                  None
Financial Advisors
Inc.


Item 30.          Location of Accounts and Records

                  American Enterprise Life Insurance Company
                  829 AXP Financial Center
                  Minneapolis, MN  55474

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

         (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2004.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           ---------------------------------------------
                                                        (Registrant)

                           By American Enterprise Life Insurance Company
                           ---------------------------------------------
                                                         (Sponsor)

                           By /s/  Carol A. Holton*
                              --------------------------
                                   Carol A. Holton
                                   President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2004.

Signature                                 Title


/s/  Gumer C. Alvero*                     Director and Executive
---------------------                     Vice President - Annuities
     Gumer C. Alvero


/s/  Timothy V. Bechtold*                 Director
-------------------------
     Timothy V. Bechtold


/s/  Arthur H. Berman*                    Director and Vice President - Finance
-------------------------                 (Principal Financial Officer)
     Arthur H. Berman


/s/  Carol A. Holton*                     Director and President
----------------------
     Carol A. Holton


/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler


/s/  Jeryl A. Millner*                    Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner


/s/  Roger Natarajan*                     Director
-------------------------
     Roger Natarajan


/s/  Mark E. Schwarzmann*                 Chairman of the Board of Directors
-------------------------                 and Chief Executive Officer
     Mark E. Schwarzmann                  (Chief Executive Officer)



* Signed pursuant to Power of Attorney, dated April 15, 2004 filed as Exhibit 13 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-82179.



By:     /s/ Mary Ellyn Minenko
        ------------------------
            Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 9 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses for:
         American Express(R) Galaxy Premier Variable Annuity
         American Express Pinnacle Variable Annuity(R)

Part B.

         Combined Statement of Additional Information and Financial Statements filed electronically as Part B to Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 is incorporated by reference.

Part C.

         Other Information.

         The signatures.

Exhibits